united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23611

James Alpha Funds Trust
(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY 10022
(Address of principal executive offices)	(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC
80 Arkay Drive, Suite 110, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	888-814-8180

Date of fiscal year end: 8/31

Date of reporting period: 2/28/2022

Item 1. Reports to Stockholders.

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

CLASS A, C, I AND R6 SHARES

SEMI-ANNUAL REPORT

FEBRUARY 28, 2022

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

Easterly Global Macro Fund
PORTFOLIO REVIEW (Unaudited)
February 28, 2022

The Fund’s performance figures* for the six months ended February 28, 2022, as compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)	Since Inception (b)
Class I	(3.32)%	(0.40)%	2.48%	0.65%	0.87%	n/a
Class R6	(3.07)%	0.23%	n/a	n/a	n/a	3.43%
Bank of America Merrill Lynch 3-Month Treasury Bill Index (c)	0.02%	0.04%	1.13%	0.63%	0.58%	1.16%
Bloomberg Global Aggregate Index (d)	(5.57)%	(5.32)%	2.36%	1.28%	1.77%	1.55%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated December 31, 2021, is 3.39% and 3.48% for the I and R6 Classes, respectively.

(a)	Inception date for Class I is February 11, 2011.

(b)	Inception date for Class R6 is August 17, 2017

(c)	The Bank of America Merrill Lynch 3-Month Treasury Bill Index consists of U.S. Treasury Bills maturing in 90 days.

(d)	The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

Top 10 Holdings by Industry	% of Net Assets
Open End Funds - Fixed Income	30.0%
Exchange Traded Funds - Fixed Income	15.3%
Exchange Traded Funds - Equity	10.4%
Exchange Traded Funds - Commodity	9.5%
Exchange Traded Funds - Alternative	4.3%
Exchange Traded Funds - Mixed Allocation	2.9%
Open End Funds - Alternative	2.4%
Exchange Traded Funds - Specialty	0.5%
Exchange Traded Notes - Commodity	0.2%
Exchange Traded Notes - Specialty	0.1%
Other/Cash & Equivalents	24.4%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Global Real Estate Fund
PORTFOLIO REVIEW (Unaudited)
February 28, 2022

The Fund’s performance figures* for the six months ended February 28, 2022, as compared to its benchmark:

	Six Months	One Year	Annualized Five Year	Annualized Ten Year	Annualized Since Inception (a)	Annualized Since Inception (b)	Annualized Since Inception (c)	Annualized Since Inception (d)
Class A	(2.54)%	9.33%	9.02%	9.17%	9.75%	n/a	n/a	n/a
Class A With Load	(8.17)%	3.04%	7.73%	8.53%	9.23%	n/a	n/a	n/a
Class C	(2.86)%	8.59%	8.21%	8.48%	n/a	9.30%	n/a	n/a
Class I	(2.40)%	9.73%	9.47%	9.71%	n/a	n/a	9.05%	n/a
Class R6	(2.32)%	9.90%	n/a	n/a	n/a	n/a	n/a	9.47%
FTSE EPRA/NAREIT Developed Net Index (e)	(4.20)%	13.56%	6.22%	7.47%	8.20%	8.47%	6.87%	6.18%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated December 31, 2021, is 1.51%, 2.26%, 1.26% and 1.26% for the A, C, I and R6 Classes, respectively.

(a)	Inception date for Class A is October 26, 2009.

(b)	Inception date for Class C is January 5, 2012.

(c)	Inception date for Class I is August 1, 2011.

(d)	Inception date for Class R6 is August 17, 2017.

(e)	The FTSE EPRA/NAREIT Developed Net Index is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate.

Top 10 Holdings by Country	% of Net Assets
United States	46.3%
Germany	11.9%
Japan	10.2%
Cayman Islands	5.9%
United Kingdom	5.8%
Spain	4.7%
Hong Kong	4.6%
Australia	2.3%
Singapore	2.3%
Bermuda	2.0%
Other/Cash & Equivalents	4.0%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Multi Strategy Alternative Income Fund
PORTFOLIO REVIEW (Unaudited)
February 28, 2022

The Fund’s performance figures* for the six months ended February 28, 2022, as compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Class A	(6.60)%	(1.61)%	4.30%	2.52%	n/a
Class A With Load	(8.45)%	(7.28)%	3.09%	1.70%	n/a
Class C	(6.95)%	(2.46)%	3.51%	1.75%	n/a
Class I	(6.37)%	(1.32)%	4.59%	2.77%	n/a
Class R6	(6.15)%	(0.98)%	n/a	n/a	6.43%
Russel 2000 Total Return Index (c)	(9.46)%	(6.01)%	9.50%	9.95%	10.86%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated December 31, 2021, is 4.64%, 5.39%, 4.39% and 4.39% for the A, C, I and R6 Classes, respectively.

(a)	Inception date for Class A, C and I is September 29, 2014.

(b)	Inception date for Class R6 is August 17, 2017.

(c)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top 10 Holdings by Industry/Security Type *	% of Net Assets
Software	14.4%
Closed End Funds - Fixed Income	9.9%
Real Estate Owners & Developers	5.5%
Open End Funds - Fixed Income	5.4%
Technology Services	4.0%
Exchanged Traded Funds - Fixed Income	3.6%
Data Center REIT	3.1%
Residential REIT	2.7%
Retail REIT	2.2%
Leisure Facilities & Services	2.1%
Other/Cash & Equivalents	47.1%
100.0%

*	Does not include securities sold short in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Hedged Equity Fund
PORTFOLIO REVIEW (Unaudited)
February 28, 2022

The Fund’s performance figures* for the six months ended February 28, 2022, as compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Class A	(0.77)%	5.76%	6.11%	4.99%	n/a
Class A With Load	(2.77)%	(0.33)%	4.86%	4.05%	n/a
Class C	(1.05)%	5.02%	5.27%	4.19%	n/a
Class I	(0.59)%	6.05%	6.46%	5.36%	n/a
Class R6	(0.49)%	6.40%	n/a	n/a	7.54%
S&P 500 Total Return Index (c)	(2.62)%	16.39%	15.17%	13.92%	15.90%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Fund’s prospectus dated December 31, 2021, is 2.12%, 2.76%, 1.92% and 1.92% for the A, C, I and R6 Classes, respectively.

(a)	Inception date for Class A, C and I is July 31, 2015,

(b)	Inception date for Class R6 is August 17, 2017.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top 10 Holdings by Security Type *	% of Net Assets
Exchange Traded Funds	88.8%
Put Options Purchased	4.4%
Call Options Written	(0.7)%
Put Options Written	(1.1)%
Other/Cash & Equivalents	8.6%
100.0%

*	Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.9%
	ALTERNATIVE - 4.3%
12,970	iMGP DBi Managed Futures Strategy ETF	$346,364

	COMMODITY - 9.5%
328	Invesco DB Agriculture Fund(a)	6,865
186	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3,009
244	iShares Gold Trust(a),(b)	8,860
43	iShares GSCI Commodity Dynamic	1,564
12,327	iShares S&P GSCI Commodity Indexed Trust(a),(b)	256,525
3,516	ProShares UltraShort Bloomberg Crude Oil(a)	28,866
587	SPDR Gold Shares(a),(b)	104,709
6,170	United States Commodity Index Fund(a)	308,870
2,752	United States Natural Gas Fund, L.P.(a)	42,546
		761,814
	EQUITY - 10.4%
4,101	Core Alternative ETF	127,049
665	Direxion NASDAQ-100 Equal Weighted Index Shares	50,068
144	Energy Select Sector SPDR Fund	10,164
277	ETFMG Alternative Harvest ETF	2,665
767	First Trust Financial AlphaDEX Fund	35,481
486	Global X MSCI Argentina ETF	15,722
631	Invesco DWA Financial Momentum ETF	31,039
502	Invesco KBW High Dividend Yield Financial ETF	9,578
619	Invesco S&P 500 Downside Hedge ETF	22,445
1,913	Invesco S&P 500 Equal Weight ETF	295,080
629	Invesco S&P SmallCap Energy ETF	5,504
16	iShares Currency Hedged MSCI EAFE ETF	531
515	iShares Latin America 40 ETF	13,853
18	iShares MSCI All Country Asia ex Japan ETF	1,415
85	iShares MSCI Brazil ETF	2,796
45	iShares MSCI Chile ETF	1,171
109	iShares MSCI Frontier and Select EM ETF	3,681
2,365	iShares MSCI Global Multifactor ETF	86,320
179	iShares MSCI Japan ETF	11,266
24	iShares MSCI Mexico ETF	1,208

See accompanying notes to financial statements.

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.9% (Continued)
	EQUITY - 10.4% (Continued)
429	iShares S&P/TSX Capped Materials Index ETF	$6,711
283	iShares S&P/TSX Global Gold Index ETF	4,400
399	iShares S&P/TSX SmallCap Index ETF	6,553
186	Materials Select Sector SPDR Fund	15,509
34	SPDR EURO STOXX 50 ETF	1,419
39	SPDR S&P Oil & Gas Exploration & Production ETF	4,559
82	VanEck Africa Index ETF	1,744
463	VanEck Russia ETF	5,024
806	Vanguard FTSE Emerging Markets ETF	38,543
322	VictoryShares US EQ Income Enhanced Volatility ETF	22,427
		833,925
	FIXED INCOME - 15.3%
238	BlackRock Ultra Short-Term Bond ETF	11,969
3,477	Highland/iBoxx Senior Loan ETF	54,485
475	iShares 0-5 Year TIPS Bond ETF	50,321
1,371	iShares 7-10 Year Treasury Bond ETF	153,717
411	iShares Agency Bond ETF	47,314
17,694	iShares Barclays USD Asia High Yield Bond Index ETF	138,367
367	iShares Floating Rate Bond ETF	18,596
1,139	iShares iBoxx $ High Yield Corporate Bond ETF	95,300
2,208	iShares JP Morgan USD Emerging Markets Bond ETF	219,034
3,171	SPDR Bloomberg Euro High Yield Bond UCITS ETF	193,055
21	SPDR Doubleline Total Return Tactical ETF	968
6,083	VanEck Emerging Markets High Yield Bond ETF	124,397
138	Vanguard Long-Term Treasury ETF	11,667
1,536	Vanguard Total International Bond ETF	82,437
677	WisdomTree Emerging Markets Local Debt Fund	19,125
		1,220,752
	MIXED ALLOCATION - 2.9%
738	iShares Morningstar Multi-Asset Income ETF	16,811
7,413	SPDR SSgA Multi-Asset Real Return ETF	214,384
		231,195
	SPECIALTY - 0.5%
490	Invesco DB US Dollar Index Bullish Fund(a)	12,681

See accompanying notes to financial statements.

EASTERLY GLOBAL MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.9% (Continued)
	SPECIALTY - 0.5% (Continued)
18	ProShares Short VIX Short-Term Futures ETF(a)	$925
909	WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	23,807
		37,413

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,495,200)	3,431,463

	EXCHANGE-TRADED NOTES — 0.3%
	COMMODITY - 0.2%
96	iPath Series B Bloomberg Coffee Subindex Total Return ETN(a),(b)	6,073
96	iPath Series B Bloomberg Grains Subindex Total Return ETN(a),(b)	7,581
		13,654
	SPECIALTY - 0.1%
277	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	6,648

	TOTAL EXCHANGE-TRADED NOTES (Cost $19,075)	20,302

	OPEN END FUNDS — 32.4%
	ALTERNATIVE - 2.4%
1,336	AQR Managed Futures Strategy Fund, Class I	10,578
17,555	Easterly Hedged Equity Fund, Class R6(c)	183,103
		193,681
	FIXED INCOME - 30.0%
222,136	Easterly Income Opportunities Fund, Class R6(c)	2,394,642

	TOTAL OPEN END FUNDS (Cost $2,657,128)	2,588,323

	TOTAL INVESTMENTS - 75.6% (Cost $6,171,403)	$6,040,088
	OTHER ASSETS IN EXCESS OF LIABILITIES- 24.4%	1,952,241
	NET ASSETS - 100.0%	$7,992,329

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

L.P.	- Limited Partnership

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the James Apha Cayman Commodity Fund I Ltd.

(c)	Affiliated investment.

See accompanying notes to financial statements.

EASTERLY GLOBAL MACRO FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

February 28, 2022

Forward Currency Contracts

Settlement	Units to					US Dollar		Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value		(Depreciation)
To Buy:
3/23/2022	4,466	AUD	Brown Brothers Harriman	$3,209	USD	$3,244		$35
							Total Unrealized:	$35
To Sell:
3/23/2022	(13,269)	CAD	Brown Brothers Harriman	$(10,462)	USD	$(10,468)		$(6)
3/23/2022	(16,041)	CHF	Brown Brothers Harriman	(17,419)	USD	(17,508)		(89)
3/23/2022	(84,878)	EUR	Brown Brothers Harriman	(96,598)	USD	(95,276)		1,322
3/23/2022	(16,942)	GBP	Brown Brothers Harriman	(23,007)	USD	(22,731)		276
3/23/2022	(41,008,667)	JPY	Brown Brothers Harriman	(355,361)	USD	(356,930)		(1,569)
3/23/2022	(126,512)	MXN	Brown Brothers Harriman	(6,192)	USD	(6,153)		39
							Total Unrealized:	$(27)

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

USD - U.S. Dollar

TOTAL RETURN SWAP - 8.0%	Unrealized Gain
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 80,351, with a receivable rate of 0.39%. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by Easterly Funds, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, Easterly Funds, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 7, 2016. The maturity date of the swap is December 9, 2022. (Notional Value $8,240,337)	$643,350
$643,350

TOTAL RETURN SWAP - 0.1%	Unrealized Gain
The Goldman Sachs i-Select III Series 88 Excess Return Strategy (“GS i-Select”) is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i-Select Index includes strategies of the GS Risk Premia Universe that were selected by Easterly Funds, LLC. The GS i-Select Index is actively managed by Easterly Funds, LLC. The Index features 15 Portfolio Constituents that Easterly Funds, LLC determines the daily weighting of each constituent within the GS i- Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality. According to the terms of the GS i-Select Index, Easterly Funds, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index. The swap became effective on February 1, 2022, and has a maturity date of February 3, 2023. The number of shares is 25,578. (Notional Value $2,544,794)	$9,708
$9,708

TOTAL RETURN SWAP - 0.0%	Unrealized Gain
The Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy (“GS Intraday Momentum”) aims to capture intraday trend risk premium on the S&P 500. There is empirical evidence that the returns in the earlier part of the day tend to continue in the same direction in the subsequent part of the day, across several markets, including equities. The strategy attempts to monetize this historical tendency for intraday trends from the previous close to extend unto the following close: 1) Every day after the open, the strategy buys futures if markets are rising since the previous close; conversely, it sells futures if markets are falling since previous close. 2) The strategy monitors market moves every 30-minutes to reactively modify its positioning if a new trend appears. 3) All positions are exited at the close. The swap became effective on February 1, 2022, and has a maturity date of February 3, 2023. The number of shares is 887. (Notional Value $92,741)	$31
$31

TOTAL RETURN SWAP - (0.0) %	Unrealized Loss
The Goldman Sachs Long Gamma US Series 10 Excess Return Strategy (“GS Long Gamma”) attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10-delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left-tail events with very high realized volatility. The swap became effective on February 1, 2022, and has a maturity date of February 3, 2023. The number of shares is 1,521. (Notional Value $210,882)	$(3,477)
$(3,477)

TOTAL RETURN SWAP - 0.0%	Unrealized Gain
The Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy (“GS Calls vs Calls”) is designed to extract dislocated call premiums from S&P 500 constituents; the strategy sells call options on a daily basis across top 100 constituents of the SPX where the term structure is most inverted. The stocks are picked with constraints on leverage, beta towards SPX and tracking error. The strategy also purchases an ATM call option on SPX to mitigate market risk. The swap became effective on February 1, 2022, and has a maturity date of February 3, 2023. The number of shares is 1,641. (Notional Value $191,674)	$2,030
$2,030

TOTAL RETURN SWAP - 0.1%	Unrealized Gain
The Goldman Sachs Systematic Skew US Series 1D Total Return Strategy (“GS Systematic Skew”) is designed to capture the spot-volatility covariance risk premium in equity markets, while minimizing exposure to volatility risk. The strategy sells 3m 15d puts and buys 3m 40d calls (delta and gamma hedged) that target a constant exposure to skew, with performance driven by Vanna. The strategy also buys 5d tail puts for added risk management. The swap became effective on February 1, 2022, and has a maturity date of February 3, 2023. The number of shares is 2,122. (Notional Value $314,470)	$10,411
$10,411

See accompanying notes to financial statements.

EASTERLY GLOBAL MACRO FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

February 28, 2022

James Alpha Index Swap Top 50 Holdings

FUTURES CONTRACTS

						Percentage of
					Unrealized	Total Return
Number of			Notional Value at		Appreciation /	Swap Unrealized
Contracts	Open Long Future Contracts	Counterparty	February 28, 2022	Expiration	(Depreciation)	Gain/(Loss)
17	Corn Future	Deutsche Bank	$569,381	5/13/2022	$18,925	2.94%
2	E-Mini S&P 500	Deutsche Bank	505,530	3/18/2022	(846)	(0.13)%
2	Eurodollar	Deutsche Bank	460,804	12/18/2023	(26,138)	(4.06)%
2	Gold	Deutsche Bank	342,869	4/27/2022	7,966	1.24%
8	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	595,460	11/20/2023	59,934	9.32%
5	NY Harbour ULSD Future	Deutsche Bank	517,557	9/30/2022	13,373	2.08%
					$73,214

						Percentage of
					Unrealized	Total Return
Number of			Notional Value at		Appreciation /	Swap Unrealized
Contracts	Open Short Future Contracts	Counterparty	February 28, 2022	Expiration	(Depreciation)	Gain/(Loss)
(3)	3 month Euro (EURIBOR)	Deutsche Bank	738,028	6/17/2024	$3,440	0.53%
(5)	3 Month SONIA Index Futures	Deutsche Bank	1,720,417	3/19/2024	3,264	0.51%
(10)	3 year Australian Treasury Bond	Deutsche Bank	823,683	3/15/2022	9,953	1.55%
(0)	10 year Japanese Government Bond	Deutsche Bank	361,185	3/14/2022	(1,218)	(0.19)%
(9)	AUD/USD	Deutsche Bank	626,525	3/14/2022	(4,104)	(0.64)%
(12)	Corn Future	Deutsche Bank	412,542	7/14/2022	(57,341)	(8.91)%
(5)	EUR/USD	Deutsche Bank	693,515	3/14/2022	3,857	0.60%
(4)	Euro-BOBL	Deutsche Bank	611,989	3/8/2022	1,857	0.29%
(5)	Eurodollar	Deutsche Bank	1,243,656	12/16/2024	10,952	1.70%
(4)	JPY/USD	Deutsche Bank	413,448	3/14/2022	1,413	0.22%
(4)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	353,426	11/21/2022	(31,271)	(4.86)%
(5)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	475,280	5/20/2022	(70,026)	(10.88)%
(3)	Long Gilt Future	Deutsche Bank	489,151	6/28/2022	(1,084)	(0.17)%
(5)	NY Harbour ULSD Future	Deutsche Bank	520,133	8/31/2022	(14,107)	(2.19)%
(2)	SOFR 3month Futures	Deutsche Bank	607,773	6/18/2024	1,433	0.22%
(4)	SOFR 3month Futures	Deutsche Bank	938,674	12/19/2023	1,084	0.17%
(3)	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	573,589	12/19/2022	119	0.02%
(9)	Wheat Future	Deutsche Bank	394,534	9/14/2022	(10,982)	(1.71)%
					$(152,761)

	TOTAL FUTURES CONTRACTS				$(79,547)

PURCHASED CALL OPTIONS

						Percentage of
						Total Return
		Notional Value at			Unrealized	Swap Unrealized
Description	Counterparty	February 28, 2022	Expiration	Strike Price	Appreciation	Gain
CNH/USD	Deutsche Bank	$435,204	4/18/2022	$6.60	$91	0.01%
USD/EUR	Deutsche Bank	435,204	4/28/2022	1.18	620	0.10%
ZAR/USD	Deutsche Bank	336,080	7/21/2022	15.40	1,168	0.18%
TOTAL PURCHASED PUT OPTIONS					1,879

FORWARD CURRENCY CONTRACTS +

							Unrealized	Percentage of
Settlement	Units to					US Dollar	Appreciation /	Total Return Swap
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)	Unrealized Gain
To Buy:
3/11/2022	2,314,153	CNH	Deutsche Bank	$362,930	USD	$359,458	$(3,472)	(0.54)%
9/30/2022	4,840,050	HKD	Deutsche Bank	621,897	USD	621,897	—	0.00%
5/17/2022	6,538,115,581	IDO	Deutsche Bank	441,168	USD	429,303	(11,865)	(1.84)%
6/16/2022	2,129,967,056	KRO	Deutsche Bank	1,825,099	USD	1,879,657	54,558	8.48%
10/21/2022	594,676,986	KRO	Deutsche Bank	497,525	USD	500,078	2,552	0.40%
10/27/2022	1,219,590,526	KRO	Deutsche Bank	1,024,990	USD	1,034,778	9,788	1.52%
11/1/2022	605,490,358	KRO	Deutsche Bank	514,256	USD	524,440	10,184	1.58%
11/3/2022	601,030,383	KRO	Deutsche Bank	499,576	USD	498,837	(738)	(0.11)%
11/8/2022	598,234,291	KRO	Deutsche Bank	497,518	USD	497,023	(495)	(0.08)%
11/16/2022	616,246,730	KRO	Deutsche Bank	519,540	USD	525,992	6,452	1.00%
3/31/2022	13,440,336	TWO	Deutsche Bank	482,764	USD	485,405	2,641	0.41%
3/30/2022	260,827	USD	Deutsche Bank	361,426	AUD	362,754	1,328	0.21%
3/31/2022	274,222	USD	Deutsche Bank	381,305	AUD	381,336	31	0.00%
7/21/2022	5,175,634	ZAR	Deutsche Bank	336,080	USD	337,248	1,168	0.18%
To Sell:
12/30/2022	4,835,883	HKD	Deutsche Bank	621,907	USD	622,005	98	0.02%
7/21/2022	594,582,456	KRO	Deutsche Bank	497,532	USD	494,414	(3,118)	(0.48)%
7/27/2022	1,218,399,741	KRO	Deutsche Bank	1,025,004	USD	1,013,213	(11,791)	(1.83)%
8/1/2022	604,533,841	KRO	Deutsche Bank	514,263	USD	502,765	(11,498)	(1.79)%
8/16/2022	615,420,662	KRO	Deutsche Bank	519,547	USD	511,903	(7,643)	(1.19)%
9/16/2022	2,131,626,750	KRO	Deutsche Bank	1,796,374	USD	1,773,571	(22,804)	(3.54)%
2/3/2023	600,980,630	KRO	Deutsche Bank	497,525	USD	500,782	3,257	0.51%
2/8/2023	598,209,415	KRO	Deutsche Bank	497,525	USD	498,524	999	0.16%
2/28/2022	547,904	USD	Deutsche Bank	488,462	EUR	487,677	(785)	(0.12)%
3/31/2022	437,999	USD	Deutsche Bank	390,315	EUR	390,166	(149)	(0.02)%
	TOTAL FORWARD CURRENCY CONTRACTS						18,698

+	Foreign currency transactions are done by notional and not by contracts Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

MXN - Mexican Peso

USD - U.S. Dollar

See accompanying notes to financial statements.

EASTERLY GLOBAL MACRO FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

February 28, 2022

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings

FUTURES CONTRACTS *

Number of			Notional Value at
Contracts	Open Long Future Contracts	Counterparty	February 28, 2022	Expiration
1	CBOT 5 Year US Treasury Note 06/30/2022	Goldman Sachs	$80,370	6/30/2022
0	CBOT Soybean Future 44694	Goldman Sachs	37,508	5/13/2022
1	CBOT Wheat Future 07/14/2022	Goldman Sachs	28,127	7/14/2022
1	CBOT Wheat Future	Goldman Sachs	27,751	9/14/2022
1	CME Live Cattle Future 08/31/2022	Goldman Sachs	40,844	8/31/2022
1	Eurex 5 Year Euro BOBL Future 44628	Goldman Sachs	75,423	3/8/2022
0	ICE Brent Crude Oil Future 03/31/2022	Goldman Sachs	46,048	3/31/2022
0	ICE Brent Crude Oil Future 04/29/2022	Goldman Sachs	44,699	4/29/2022
0	ICE Gas Oil Future 04/12/2022	Goldman Sachs	26,446	4/12/2022
0	LME Nickel Future 04/14/2022	Goldman Sachs	35,898	4/14/2022
0	LME Nickel Future	Goldman Sachs	35,733	5/16/2022
0	LME Zinc Future	Goldman Sachs	37,193	7/18/2022
0	LME Zinc Future	Goldman Sachs	37,056	8/15/2022
3	NYBOT CSC Number 11 World Sugar Future 44680	Goldman Sachs	60,638	4/29/2022

Number of			Notional Value at
Contracts	Open Short Future Contracts	Counterparty	February 28, 2022	Expiration
(1)	3 Month Euro Euribor Future	Goldman Sachs	195,865	6/13/2022
(1)	3 Month Euro Euribor Future	Goldman Sachs	195,839	9/19/2022
(1)	3 Month Euro Euribor Future	Goldman Sachs	195,796	12/19/2022
(1)	3 Month Euro Euribor Future	Goldman Sachs	195,625	3/13/2023
(1)	3 Month Euro Euribor Future	Goldman Sachs	195,536	6/19/2023
(1)	CBOT 2 Year US Treasury Note Future	Goldman Sachs	215,202	6/30/2022
(1)	CBOT 5 Year US Treasury Note	Goldman Sachs	110,367	6/30/2022
(1)	CBOT Wheat Future	Goldman Sachs	53,121	5/13/2022
(1)	CME 3 Month SOFR Future	Goldman Sachs	208,362	6/14/2022
(1)	CME 3 Month SOFR Future	Goldman Sachs	208,073	9/20/2022
(1)	CME 3 Month SOFR Future	Goldman Sachs	207,648	12/20/2022
(1)	CME 3 Month SOFR Future	Goldman Sachs	207,166	3/14/2023
(1)	CME 3 Month SOFR Future	Goldman Sachs	206,747	6/20/2023
(0)	Eurex 5 Year Euro BOBL Future	Goldman Sachs	38,238	6/8/2022
(0)	Eurex 10 Year Euro BUND Future	Goldman Sachs	37,748	3/8/2022
(1)	ICE 3 Month SONIA Index Future	Goldman Sachs	188,364	6/14/2022
(1)	ICE 3 Month SONIA Index Future	Goldman Sachs	188,150	9/20/2022
(1)	ICE 3 Month SONIA Index Future	Goldman Sachs	188,034	12/20/2022
(1)	ICE 3 Month SONIA Index Future	Goldman Sachs	188,017	3/14/2023
(1)	ICE 3 Month SONIA Index Future	Goldman Sachs	187,960	6/20/2023
(1)	ICE Brent Crude Oil Future	Goldman Sachs	47,866	6/30/2022
(1)	ICE Brent Crude Oil Future	Goldman Sachs	47,126	7/29/2022
(0)	ICE Gas Oil Future	Goldman Sachs	27,821	7/12/2022
(0)	ICE Gas Oil Future	Goldman Sachs	27,436	8/11/2022
(0)	LME Nickel Future	Goldman Sachs	36,688	7/18/2022
(0)	LME Nickel Future	Goldman Sachs	36,428	8/15/2022
(0)	LME Zinc Future	Goldman Sachs	35,459	4/14/2022
(0)	LME Zinc Future	Goldman Sachs	35,414	5/16/2022
(2)	NYBOT CSC Number 11 World Sugar Future	Goldman Sachs	33,627	6/30/2022
(2)	NYBOT CSC Number 11 World Sugar Future	Goldman Sachs	33,800	9/30/2022
(0)	TSE Japanese 10 Year Bond Future	Goldman Sachs	32,193	3/10/2022

Written Put Options

Number of			Notional Value at		Exercise
Contracts	Open Short Equity Forwards	Counterparty	February 28, 2022	Expiration	Price	Value
(14)	S&P 500 Index	Goldman Sachs	60,973	3/4/2022	$3,780	$(25)
(14)	S&P 500 Index	Goldman Sachs	59,863	3/4/2022	3,925	(38)
(76)	S&P 500 Index	Goldman Sachs	330,461	3/4/2022	4,040	(366)
						(429)

CREDIT DEFAULT SWAP

Number of			Notional Value at
Contracts	Open Credit Default Swap	Counterparty	February 28, 2022	Expiration	Value
82,068	Markit CDX North America Investment Grade Index	Goldman Sachs	82,068	12/20/2026	$(1,364)
73,166	Markit iTraxx Europe Index	Goldman Sachs	82,180	12/20/2026	(1,285)
					(2,649)

*	The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual unrealized gains/losses.

See accompanying notes to financial statements.

EASTERLY GLOBAL MACRO FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

February 28, 2022

Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy Top 50 Holdings

NO OPEN POSITIONS

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of			Notional Value at		Exercise
Contracts	Open Short Equity Forwards	Counterparty	February 28, 2022	Expiration	Price	Value
3	S&P 500 Index	Goldman Sachs	$15,213	5/20/2022	$4,385	(73)
7	S&P 500 Index	Goldman Sachs	31,272	6/17/2022	4,380	(133)
5	S&P 500 Index	Goldman Sachs	19,723	7/15/2022	4,380	(82)
4	S&P 500 Index	Goldman Sachs	18,248	8/19/2022	4,380	(79)
5	S&P 500 Index	Goldman Sachs	20,404	9/16/2022	4,375	(70)
3	S&P 500 Index	Goldman Sachs	12,474	10/21/2022	4,375	(37)
3	S&P 500 Index	Goldman Sachs	14,639	11/18/2022	4,375	(43)
12	S&P 500 Index	Goldman Sachs	51,368	12/16/2022	4,375	(149)
3	S&P 500 Index	Goldman Sachs	14,328	2/17/2023	4,375	(14)
3	S&P 500 Index	Goldman Sachs	15,300	3/17/2023	4,375	(13)
2	S&P 500 Index	Goldman Sachs	10,692	6/16/2023	4,375	9
						(684)

PURCHASED PUT OPTIONS

Number of			Notional Value at		Exercise
Contracts	Open Put Options	Counterparty	February 28, 2022	Expiration	Price	Value
4	S&P 500 Index	Goldman Sachs	$18,796	3/18/2022	$2,050	$1
4	S&P 500 Index	Goldman Sachs	19,514	3/18/2022	2,100	1
6	S&P 500 Index	Goldman Sachs	26,265	3/18/2022	2,150	1
3	S&P 500 Index	Goldman Sachs	12,411	3/18/2022	2,250	1
2	S&P 500 Index	Goldman Sachs	10,704	3/18/2022	2,450	1
4	S&P 500 Index	Goldman Sachs	15,681	3/18/2022	2,500	2
3	S&P 500 Index	Goldman Sachs	12,236	3/18/2022	2,550	1
2	S&P 500 Index	Goldman Sachs	10,269	3/18/2022	2,575	1
4	S&P 500 Index	Goldman Sachs	16,457	3/18/2022	2,600	2
3	S&P 500 Index	Goldman Sachs	11,199	3/18/2022	2,725	2
3	S&P 500 Index	Goldman Sachs	11,543	3/18/2022	2,775	2
3	S&P 500 Index	Goldman Sachs	10,936	3/18/2022	2,825	3
3	S&P 500 Index	Goldman Sachs	13,060	3/18/2022	2,875	3
3	S&P 500 Index	Goldman Sachs	13,243	3/18/2022	2,925	4
4	S&P 500 Index	Goldman Sachs	17,220	4/14/2022	2,500	11
2	S&P 500 Index	Goldman Sachs	10,689	4/14/2022	2,975	14
3	S&P 500 Index	Goldman Sachs	12,509	6/17/2022	2,050	17
3	S&P 500 Index	Goldman Sachs	14,382	6/17/2022	2,500	36
3	S&P 500 Index	Goldman Sachs	11,817	6/17/2022	2,550	31
4	S&P 500 Index	Goldman Sachs	16,874	7/15/2022	2,600	63
3	S&P 500 Index	Goldman Sachs	11,527	8/19/2022	2,600	56
3	S&P 500 Index	Goldman Sachs	12,800	8/19/2022	2,650	66
4	S&P 500 Index	Goldman Sachs	15,582	9/16/2022	2,500	79
4	S&P 500 Index	Goldman Sachs	15,722	9/16/2022	2,550	85
3	S&P 500 Index	Goldman Sachs	13,242	9/16/2022	2,600	76
3	S&P 500 Index	Goldman Sachs	11,749	10/21/2022	2,500	71
3	S&P 500 Index	Goldman Sachs	12,250	11/18/2022	2,750	115
3	S&P 500 Index	Goldman Sachs	11,608	11/18/2022	3,275	218
3	S&P 500 Index	Goldman Sachs	11,768	12/16/2022	2,450	83
2	S&P 500 Index	Goldman Sachs	10,530	12/16/2022	2,650	96
2	S&P 500 Index	Goldman Sachs	10,555	12/16/2022	2,700	102
2	S&P 500 Index	Goldman Sachs	10,277	12/16/2022	3,025	152
2	S&P 500 Index	Goldman Sachs	10,530	12/16/2022	3,200	196
3	S&P 500 Index	Goldman Sachs	14,014	12/16/2022	3,250	278
3	S&P 500 Index	Goldman Sachs	11,497	12/16/2022	3,275	236
2	S&P 500 Index	Goldman Sachs	10,887	12/16/2022	3,325	239
3	S&P 500 Index	Goldman Sachs	12,019	2/17/2023	2,500	109
3	S&P 500 Index	Goldman Sachs	11,500	2/17/2023	2,600	118
3	S&P 500 Index	Goldman Sachs	13,265	3/17/2023	2,600	147
						2,719

See accompanying notes to financial statements.

EASTERLY GLOBAL MACRO FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

February 28, 2022

Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy Top 50 Holdings

PURCHASED CALL OPTIONS

Number of			Notional Value at		Exercise
Contracts	Open Call Options Purchased	Counterparty	February 28, 2022	Expiration	Price	Value
2	S&P 500 Index	Goldman Sachs	$10,445	3/18/2022	$4,230	$472
2	S&P 500 Index	Goldman Sachs	10,260	3/18/2022	4,290	360
2	S&P 500 Index	Goldman Sachs	7,405	3/18/2022	4,310	236
1	S&P 500 Index	Goldman Sachs	5,372	3/18/2022	4,335	151
2	S&P 500 Index	Goldman Sachs	7,947	3/18/2022	4,355	200
1	S&P 500 Index	Goldman Sachs	4,894	3/18/2022	4,360	119
1	S&P 500 Index	Goldman Sachs	4,420	3/18/2022	4,365	104
4	S&P 500 Index	Goldman Sachs	17,885	3/18/2022	4,385	374
3	S&P 500 Index	Goldman Sachs	14,037	3/18/2022	4,405	258
1	S&P 500 Index	Goldman Sachs	3,920	3/18/2022	4,420	65
2	S&P 500 Index	Goldman Sachs	10,082	3/18/2022	4,425	161
1	S&P 500 Index	Goldman Sachs	5,672	3/18/2022	4,435	84
2	S&P 500 Index	Goldman Sachs	10,783	3/18/2022	4,470	121
3	S&P 500 Index	Goldman Sachs	11,202	3/18/2022	4,475	120
2	S&P 500 Index	Goldman Sachs	7,268	3/18/2022	4,480	74
2	S&P 500 Index	Goldman Sachs	8,125	3/18/2022	4,485	79
1	S&P 500 Index	Goldman Sachs	2,943	3/18/2022	4,490	27
2	S&P 500 Index	Goldman Sachs	7,669	3/18/2022	4,500	65
2	S&P 500 Index	Goldman Sachs	8,727	3/18/2022	4,505	71
1	S&P 500 Index	Goldman Sachs	6,015	3/18/2022	4,515	44
2	S&P 500 Index	Goldman Sachs	8,492	3/18/2022	4,520	59
1	S&P 500 Index	Goldman Sachs	6,338	3/18/2022	4,545	34
1	S&P 500 Index	Goldman Sachs	4,917	3/18/2022	4,580	18
2	S&P 500 Index	Goldman Sachs	8,768	3/18/2022	4,585	30
2	S&P 500 Index	Goldman Sachs	6,696	3/18/2022	4,590	21
1	S&P 500 Index	Goldman Sachs	2,834	3/18/2022	4,670	3
1	S&P 500 Index	Goldman Sachs	5,288	3/18/2022	4,680	6
1	S&P 500 Index	Goldman Sachs	5,511	3/18/2022	4,700	5
1	S&P 500 Index	Goldman Sachs	4,100	3/18/2022	4,715	3
2	S&P 500 Index	Goldman Sachs	7,761	3/18/2022	4,795	3
1	S&P 500 Index	Goldman Sachs	4,570	4/14/2022	4,235	247
1	S&P 500 Index	Goldman Sachs	5,301	4/14/2022	4,295	235
1	S&P 500 Index	Goldman Sachs	2,722	4/14/2022	4,315	112
1	S&P 500 Index	Goldman Sachs	6,354	4/14/2022	4,390	193
1	S&P 500 Index	Goldman Sachs	2,827	4/14/2022	4,410	79
1	S&P 500 Index	Goldman Sachs	2,768	4/14/2022	4,430	70
1	S&P 500 Index	Goldman Sachs	2,817	4/14/2022	4,475	57
1	S&P 500 Index	Goldman Sachs	2,861	4/14/2022	4,480	56
1	S&P 500 Index	Goldman Sachs	2,543	4/14/2022	4,525	38
1	S&P 500 Index	Goldman Sachs	4,873	4/14/2022	4,590	48
1	S&P 500 Index	Goldman Sachs	3,452	5/20/2022	4,395	135
1	S&P 500 Index	Goldman Sachs	3,591	5/20/2022	4,485	100
						4,737

WRITTEN CALL OPTIONS

Number of			Notional Value at		Exercise
Contracts	Open Call Options Written	Counterparty	February 28, 2022	Expiration	Price	Value
(25)	Apple, Inc.	Goldman Sachs	$4,113	3/18/2022	$175	$(21)
(26)	Walmart, Inc.	Goldman Sachs	3,489	3/18/2022	140	(22)
(29)	Walmart, Inc.	Goldman Sachs	3,903	3/18/2022	135	(81)
(59)	NextEra Energy, Inc.	Goldman Sachs	4,631	3/18/2022	75	(252)
(62)	Verizon Communications, Inc.	Goldman Sachs	3,326	4/14/2022	53	(130)
(64)	Verizon Communications, Inc.	Goldman Sachs	3,422	3/18/2022	53	(113)
(66)	Pfizer, Inc.	Goldman Sachs	3,075	3/18/2022	55	(4)
(85)	Cisco Systems, Inc.	Goldman Sachs	4,737	3/18/2022	55	(159)
						(782)

EASTERLY GLOBAL MACRO FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

February 28, 2022

Goldman Sachs Systematic Skew US Series 1D Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of			Notional Value at		Exercise
Contracts	Open Short Equity Forwards	Counterparty	February 28, 2022	Expiration	Price	Value
111	S&P 500 Index	Goldman Sachs	$483,637	3/18/2022	$4,385	$1,699
105	S&P 500 Index	Goldman Sachs	458,571	4/14/2022	4,385	1,821
55	S&P 500 Index	Goldman Sachs	242,621	5/20/2022	4,385	1,164
16	S&P 500 Index	Goldman Sachs	71,136	6/17/2022	4,380	303
						4,987

PURCHASED CALL OPTIONS

Number of			Notional Value at		Exercise
Contracts	Open Put Options	Counterparty	February 28, 2022	Expiration	Price	Value
16	S&P 500 Index	Goldman Sachs	$69,947	3/18/2022	$4,300	$2,323
22	S&P 500 Index	Goldman Sachs	97,800	3/18/2022	4,375	2,158
20	S&P 500 Index	Goldman Sachs	89,412	3/18/2022	4,420	1,459
21	S&P 500 Index	Goldman Sachs	92,362	3/18/2022	4,450	1,195
17	S&P 500 Index	Goldman Sachs	73,105	3/18/2022	4,500	605
13	S&P 500 Index	Goldman Sachs	55,145	3/18/2022	4,575	197
16	S&P 500 Index	Goldman Sachs	69,188	3/18/2022	4,620	139
23	S&P 500 Index	Goldman Sachs	102,304	4/14/2022	4,330	3,973
16	S&P 500 Index	Goldman Sachs	72,104	4/14/2022	4,405	2,042
14	S&P 500 Index	Goldman Sachs	61,471	4/14/2022	4,445	1,434
24	S&P 500 Index	Goldman Sachs	103,738	4/14/2022	4,475	2,068
13	S&P 500 Index	Goldman Sachs	58,308	4/14/2022	4,520	895
15	S&P 500 Index	Goldman Sachs	66,302	5/20/2022	4,360	2,918
						21,406

PURCHASED PUT OPTIONS

Number of			Notional Value at		Exercise
Contracts	Open Put Options	Counterparty	February 28, 2022	Expiration	Price	Value
17	S&P 500 Index	Goldman Sachs	$73,149	3/18/2022	$2,300	$4
17	S&P 500 Index	Goldman Sachs	72,919	3/18/2022	2,400	6
31	S&P 500 Index	Goldman Sachs	136,845	3/18/2022	2,450	12
27	S&P 500 Index	Goldman Sachs	116,577	3/18/2022	2,500	12
15	S&P 500 Index	Goldman Sachs	64,635	3/18/2022	2,825	15
31	S&P 500 Index	Goldman Sachs	134,961	3/18/2022	2,875	36
31	S&P 500 Index	Goldman Sachs	134,666	3/18/2022	3,150	63
32	S&P 500 Index	Goldman Sachs	141,313	3/18/2022	3,350	100
16	S&P 500 Index	Goldman Sachs	67,914	4/14/2022	2,200	27
16	S&P 500 Index	Goldman Sachs	70,544	4/14/2022	2,350	36
40	S&P 500 Index	Goldman Sachs	175,161	4/14/2022	2,500	115
52	S&P 500 Index	Goldman Sachs	227,427	4/14/2022	2,550	160
19	S&P 500 Index	Goldman Sachs	82,729	4/14/2022	2,650	68
26	S&P 500 Index	Goldman Sachs	111,584	4/14/2022	2,700	99
30	S&P 500 Index	Goldman Sachs	132,753	4/14/2022	2,750	127
21	S&P 500 Index	Goldman Sachs	91,409	4/14/2022	2,900	109
36	S&P 500 Index	Goldman Sachs	155,583	5/20/2022	2,200	169
22	S&P 500 Index	Goldman Sachs	95,772	5/20/2022	2,250	112
25	S&P 500 Index	Goldman Sachs	107,466	5/20/2022	2,300	135
19	S&P 500 Index	Goldman Sachs	81,956	5/20/2022	2,350	110
15	S&P 500 Index	Goldman Sachs	63,932	5/20/2022	2,400	92
18	S&P 500 Index	Goldman Sachs	76,673	6/17/2022	2,200	128
						1,735

WRITTEN PUT OPTIONS

Number of			Notional Value at		Exercise
Contracts	Open Put Options	Counterparty	February 28, 2022	Expiration	Price	Value
(37)	S&P 500 Index	Goldman Sachs	$162,158	3/18/2022	$4,065	$(1,094)
(29)	S&P 500 Index	Goldman Sachs	125,667	3/18/2022	4,190	(1,409)
(32)	S&P 500 Index	Goldman Sachs	141,313	3/18/2022	4,230	(1,861)
(21)	S&P 500 Index	Goldman Sachs	92,474	4/14/2022	3,960	(1,035)
(14)	S&P 500 Index	Goldman Sachs	60,392	4/14/2022	3,995	(745)
(19)	S&P 500 Index	Goldman Sachs	82,282	4/14/2022	4,075	(1,264)
(21)	S&P 500 Index	Goldman Sachs	91,409	4/14/2022	4,115	(1,565)
(14)	S&P 500 Index	Goldman Sachs	63,120	5/20/2022	3,680	(676)
(13)	S&P 500 Index	Goldman Sachs	55,303	5/20/2022	3,740	(670)
(17)	S&P 500 Index	Goldman Sachs	72,956	5/20/2022	3,850	(1,111)
(16)	S&P 500 Index	Goldman Sachs	69,553	5/20/2022	3,990	(1,420)
						(9,380)

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 100.0%
	Australia - 2.3%
2,608,008	NEXTDC Ltd.(a)	$20,397,282

	Bermuda - 2.0%
3,335,447	Hongkong Land Holdings Ltd.	17,978,059

	Canada - 1.4%
298,642	Canadian Apartment Properties REIT	12,428,988

	Cayman Islands - 5.9%
3,184,185	CK Asset Holdings Ltd.	20,111,198
2,724,294	ESR Cayman Ltd.(a)	8,404,411
497,739	GDS Holdings Ltd. - ADR(a)	22,159,340
568,505	Wharf Real Estate Investment Company Ltd.	2,552,150
		53,227,099
	France - 0.7%
229,632	Klepierre S.A.	6,565,123

	Germany - 11.9%
864,650	Deutsche Wohnen S.E.	35,743,279
1,312,274	Instone Real Estate Group A.G.	25,196,405
793,406	TAG Immobilien A.G.	20,453,746
489,472	Vonovia S.E.	25,987,390
		107,380,820
	Guernsey - 0.6%
3,376,570	Sirius Real Estate Ltd.	5,659,358

	Hong Kong - 4.6%
5,130,009	Link REIT	41,454,056

	Italy - 1.3%
975,325	COIMA RES SpA	8,458,815
353,696	Infrastrutture Wireless Italiane SpA	3,612,357
		12,071,172

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	Japan - 10.2%
54,099	Japan Hotel REIT Investment Corporation	$27,687,318
3,478,949	Mitsubishi Estate Company Ltd.	53,121,243
2,368	Mitsui Fudosan Logistics Park, Inc.	10,827,639
		91,636,200
	Singapore - 2.3%
6,005,917	Keppel DC REIT	9,717,275
7,913,370	Mapletree Commercial Trust	10,611,258
		20,328,533
	Spain - 4.7%
931,734	Cellnex Telecom S.A.	42,152,066

	United Kingdom - 5.8%
16,120,566	Assura PLC	13,268,383
30,400	Big Yellow Group PLC	577,972
5,065,725	Empiric Student Property PLC	6,008,854
3,371,402	Grainger PLC	12,585,238
411,379	Great Portland Estates PLC	3,718,453
1,151,221	UNITE Group PLC	16,465,627
		52,624,527
	United States - 46.3%
997,085	Acadia Realty Trust	21,377,502
99,117	Alexandria Real Estate Equities, Inc.	18,772,760
543,764	American Homes 4 Rent	20,668,470
1,201,624	Americold Realty Trust	32,107,393
1,740,137	CatchMark Timber Trust, Inc.	13,329,449
47,563	CBRE Group, Inc.(a)	4,606,477
534,310	CoreCivic, Inc.(a)	4,867,564
196,804	Corporate Office Properties Trust	5,158,233
181,485	CubeSmart	8,749,392
4,053,369	DigitalBridge Group, Inc.(a)	29,386,925
368,532	Easterly Government Properties, Inc.	7,672,836
892,057	Ellington Financial, Inc.	15,762,647
18,549	Equinix, Inc.	13,164,782
19,057	Extra Space Storage, Inc.	3,585,575

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	United States - 46.3% (Continued)
224,423	Gaming and Leisure Properties, Inc.	$10,191,048
870,412	GEO Group, Inc.(a)	5,187,655
533,984	Independence Realty Trust, Inc.	13,493,776
332,362	InvenTrust Properties Corporation	8,624,794
39,000	Invitation Homes, Inc.	1,474,200
213,704	Kilroy Realty Corporation	15,305,480
102,114	National Retail Properties, Inc.	4,351,078
148,584	Prologis, Inc.	21,670,976
1,190,148	Retail Opportunity Investments Corporation	21,613,088
9,285	SBA Communications Corporation	2,816,976
191,039	Sun Communities, Inc.	34,578,060
515,556	Ventas, Inc.	27,840,024
927,074	VICI Properties, Inc.	25,920,989
608,580	Washington Real Estate Investment Trust	14,216,429
94,586	Welltower, Inc.	7,878,068
82,096	Weyerhaeuser Company	3,191,892
		417,564,538

	TOTAL COMMON STOCKS (Cost $1,089,108,372)	901,467,821

	TOTAL INVESTMENTS - 100.0% (Cost $1,089,108,372)	$901,467,821
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(346,905)
	NET ASSETS - 100.0%	$901,120,916

ADR	- American Depositary Receipt

LTD.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Forward Currency Contracts

Settlement	Units to			US Dollar		Unrealized
Date	Receive/Deliver	Counterparty	In Exchange For	Value		Appreciation/(Depreciation)
To Sell:
3/2/2022	$(2,056,926) EUR	Brown Brothers Harriman	$(2,305,505) USD	$(2,306,746)		$(1,241)
					Total Unrealized:	$(1,241)

Currency Abbreviations:

EUR	- Euro

See accompanying notes to financial statements.

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	CLOSED END FUNDS — 9.9%
	FIXED INCOME - 9.9%
10,000	Allspring Income Opportunities	$79,500
6,500	Apollo Tactical Income Fund, Inc.	95,420
310	BlackRock Core Bond Trust	4,182
917	BlackRock Corporate High Yield Fund, Inc.	9,913
482	BlackRock Credit Allocation Income Trust	6,208
1	BlackRock Limited Duration Income Trust	14
20,000	Blackstone / GSO Strategic Credit Fund	264,401
2,000	DoubleLine Income Solutions Fund	29,140
4,000	Eaton Vance Ltd. Duration Income Fund	46,880
9,058	First Trust High Income Long/Short Fund	125,091
20,000	Invesco Senior Income Trust	87,200
1,939	Neuberger Berman High Yield Strategies Fund	21,600
1	Nuveen Credit Strategies Income Fund	6
7,000	Nuveen Global High Income Fund	100,450
4,000	Nuveen Preferred & Income Term Fund	90,000
8,836	Nuveen Senior Income Fund	50,365
7,000	PGIM Global High Yield Fund, Inc.	98,280
10,000	PGIM High Yield Bond Fund, Inc.	145,800
100	Western Asset High Income Opportunity Fund, Inc.	464
		1,254,914

	TOTAL CLOSED END FUNDS (Cost $1,264,979)	1,254,914

	COMMON STOCKS — 65.7%
	AEROSPACE & DEFENSE - 0.3%
537	Mercury Systems, Inc.(a),(b)	32,338

	APPAREL & TEXTILE PRODUCTS - 1.0%
1,263	Canada Goose Holdings, Inc.(a),(b)	32,964
219	Carter’s, Inc.(a)	21,173
1,920	Figs, Inc.(b)	31,546
895	Skechers USA, Inc.(a),(b)	41,152
		126,835

See accompanying notes to financial statements.

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 65.7% (Continued)
	ASSET MANAGEMENT - 0.7%
668	Hamilton Lane, Inc.(a)	$52,170
188	LPL Financial Holdings, Inc.	34,019
		86,189
	BANKING - 2.1%
800	Atlantic Capital Bancshares, Inc.(b)	25,872
1,112	Eagle Bancorp Montana, Inc.(a)	24,575
3,200	Investors Bancorp, Inc.(a)	53,568
6,000	People’s United Financial, Inc.(a)	126,480
1,100	TriState Capital Holdings, Inc.(a),(b)	36,520
		267,015
	BEVERAGES - 0.3%
2,450	Primo Water Corporation(a)	35,623

	BIOTECH & PHARMA - 0.4%
200	Arena Pharmaceuticals, Inc.(a),(b)	18,994
1,302	TransMedics Group, Inc.(a),(b)	24,113
		43,107
	CHEMICALS - 0.2%
500	Kraton Corporation(b)	23,075

	COMMERCIAL SUPPORT SERVICES - 0.8%
127	Avalara, Inc.(a),(b)	13,197
983	Clean Harbors, Inc.(a),(b)	93,807
		107,004
	CONSTRUCTION MATERIALS - 0.5%
2,600	Forterra, Inc.(a),(b)	61,256

	DATA CENTER REIT - 3.1%
3,200	CyrusOne, Inc.(a)	289,119
74	Equinix, Inc.	52,520
23,021	Keppel DC REIT	37,185
		378,824
	E-COMMERCE DISCRETIONARY - 0.7%
2,001	Leslie’s, Inc.(a),(b)	42,641

See accompanying notes to financial statements.

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 65.7% (Continued)
	E-COMMERCE DISCRETIONARY - 0.7% (Continued)
877	Revolve Group, Inc.(a),(b)	$41,596
		84,237
	ELECTRICAL EQUIPMENT - 0.3%
673	BWX Technologies, Inc.(a)	35,952

	ENGINEERING & CONSTRUCTION - 1.4%
3,392	Cellnex Telecom S.A.	154,594
1,261	Infrastrutture Wireless Italiane SpA	12,886
		167,480
	ENTERTAINMENT CONTENT - 0.6%
800	Activision Blizzard, Inc.(a)	65,200
1,200	Sciplay Corporation(b)	15,648
1,600	Zynga, Inc.(b)	14,528
		95,376
	FOOD - 0.5%
1,746	TreeHouse Foods, Inc.(a),(b)	68,531

	FORESTRY, PAPER & WOOD PRODUCTS - 0.2%
900	Verso Corporation	23,859

	GAMING REIT - 0.8%
3,551	VICI Properties, Inc.	99,286

	GAMING REITS - 0.3%
882	Gaming and Leisure Properties, Inc.	40,052

	HEALTH CARE FACILITIES & SERVICES - 0.7%
532	Accolade, Inc.(a),(b)	9,565
2,057	NeoGenomics, Inc.(a),(b)	44,041
861	Progyny, Inc.(a),(b)	33,889
		87,495
	HEALTH CARE REIT - 2.1%
56,801	Assura PLC	47,048
3,780	Global Medical REIT, Inc.(a)	59,346

See accompanying notes to financial statements.

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 65.7% (Continued)
	HEALTH CARE REIT - 2.1% (Continued)
300	Healthcare Trust of America, Inc.	$8,817
1,859	Ventas, Inc.	100,386
421	Welltower, Inc.	35,065
		250,662
	HOTEL REITS - 0.8%
191	Japan Hotel REIT Investment Corporation	97,530

	INDUSTRIAL REIT - 1.8%
4,947	Americold Realty Trust(a)	132,183
626	Prologis, Inc.	91,302
		223,485
	INDUSTRIAL SUPPORT SERVICES - 0.3%
696	Ritchie Bros Auctioneers, Inc.(a)	36,456

	INFRASTRUCTURE REIT - 0.3%
138	SBA Communications Corporation	41,868

	INSURANCE - 1.5%
900	Willis Towers Watson PLC(a)	200,070

	INTERNET MEDIA & SERVICES - 0.2%
182	Fiverr International Ltd.(a),(b)	14,362
722	Marqeta, Inc.(b)	8,469
		22,831
	LEISURE FACILITIES & SERVICES - 2.1%
900	Cineplex, Inc.(b)	9,826
1,100	Del Taco Restaurants, Inc.	13,728
3,691	Norwegian Cruise Line Holdings Ltd.(a),(b)	71,937
989	Red Rock Resorts, Inc.(a)	49,727
648	Shake Shack, Inc.(a),(b)	48,419
278	Sportradar Group A.G.(b)	4,073
111	Sweetgreen, Inc.(b)	2,812
460	Wingstop, Inc.(a)	66,860
		267,382

See accompanying notes to financial statements.

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 65.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.8%
409	Axonics, Inc.(a),(b)	$23,215
317	CareDx, Inc.(a),(b)	12,166
137	Inspire Medical Systems, Inc.(a),(b)	33,436
1,079	Silk Road Medical, Inc.(a),(b)	40,064
		108,881
	MULTI ASSET CLASS REIT - 1.2%
4,486	DigitalBridge Group, Inc.(b)	32,524
2,669	Great Portland Estates PLC	24,363
31,439	Mapletree Commercial Trust	41,971
2,135	Washington Real Estate Investment Trust	49,874
		148,732
	OFFICE OWNERS & DEVELOPERS - 0.1%
1,415	COIMA RES SpA	12,298

	OFFICE REIT - 1.6%
633	Alexandria Real Estate Equities, Inc.	119,890
684	Corporate Office Properties Trust	17,928
1,441	Easterly Government Properties, Inc.	30,002
755	Kilroy Realty Corporation	54,073
		221,893
	OIL & GAS PRODUCERS - 0.3%
2,500	BP Midstream Partners, L.P.	41,575

	PUBLISHING & BROADCASTING - 0.2%
1,000	Houghton Mifflin Harcourt Company(b)	20,950

	REAL ESTATE INVESTMENT TRUSTS - 0.9%
3,240	Ellington Financial, Inc.	57,251
210	Invitation Homes, Inc.	7,938
9	Mitsui Fudosan Logistics Park, Inc.	41,102
		106,291

See accompanying notes to financial statements.

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 65.7% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 5.5%
11,192	CK Asset Holdings Ltd.	$70,678
1,700	Deutsche Wohnen S.E.	70,940
11,869	Grainger PLC	44,865
11,305	Hongkong Land Holdings Ltd.	60,934
4,662	Instone Real Estate Group A.G.	89,716
12,290	Mitsubishi Estate Company Ltd.	187,840
13,289	Sirius Real Estate Ltd.	22,389
2,788	TAG Immobilien A.G.	71,850
1,718	Vonovia S.E.	91,516
		710,728
	REAL ESTATE SERVICES - 0.7%
610	CBRE Group, Inc., Class A(b)	59,079
9,552	ESR Cayman Ltd.(b)	29,519
		88,598
	RESIDENTIAL REIT - 2.7%
1,783	American Homes 4 Rent	67,772
1,055	Canadian Apartment Properties REIT	43,907
1,884	Independence Realty Trust, Inc.	47,609
681	Sun Communities, Inc.	123,261
4,043	UNITE Group PLC	57,920
		340,469
	RETAIL - CONSUMER STAPLES - 1.4%
411	Five Below, Inc.(a),(b)	67,243
1,261	Ollie’s Bargain Outlet Holdings, Inc.(a),(b)	54,450
1,162	OptimizeRx Corporation(a),(b)	52,627
		174,320
	RETAIL - DISCRETIONARY - 0.5%
499	Designer Brands, Inc.(a),(b)	6,512
565	Driven Brands Holdings, Inc.(b)	16,594
800	Kohl’s Corporation	44,496
		67,602
	RETAIL OWNERS & DEVELOPERS - 0.1%
15,626	Empiric Student Property PLC	18,445

See accompanying notes to financial statements.

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 65.7% (Continued)
	RETAIL REIT - 2.2%
883	Acadia Realty Trust	$18,932
1,160	InvenTrust Properties Corporation	30,102
16,113	Link REIT	130,104
591	National Retail Properties, Inc.	25,183
4,519	Retail Opportunity Investments Corporation	82,065
		286,386
	SELF-STORAGE REIT - 0.3%
100	Big Yellow Group PLC	1,898
644	CubeSmart	31,047
68	Extra Space Storage, Inc.	12,794
		45,739
	SEMICONDUCTORS - 0.8%
400	Coherent, Inc.(a),(b)	105,728

	SOFTWARE - 14.4%
140	Alkami Technology, Inc.(b)	2,206
380	Alteryx, Inc.(a),(b)	23,674
113	AvidXchange Holdings, Inc.(b)	1,088
342	Bandwidth, Inc.(a),(b)	10,448
481	Black Knight, Inc.(a),(b)	27,027
1,005	Blackline, Inc.(a),(b)	75,687
700	Bottomline Technologies DE, Inc.(b)	39,648
162	Braze, Inc.(b)	6,835
222	C3.ai, Inc.(a),(b)	4,977
4,467	Cantaloupe, Inc.(a),(b)	34,709
1,500	Cerner Corporation	139,875
500	Change Healthcare, Inc.(b)	10,710
500	Citrix Systems, Inc.(a)	51,250
309	CS Disco, Inc.(b)	11,674
1,129	Domo, Inc.(a),(b)	50,241
1,208	Dynatrace, Inc.(a),(b)	53,659
5,448	eGain Corporation(a),(b)	64,232
221	Expensify, Inc.(b)	4,531
475	Guidewire Software, Inc.(a),(b)	41,871

See accompanying notes to financial statements.

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 65.7% (Continued)
	SOFTWARE - 14.4% (Continued)
635	Health Catalyst, Inc.(a),(b)	$17,221
2,348	Jamf Holding Corporation(a),(b)	80,325
598	JFrog Ltd.(a),(b)	14,812
1,700	McAfee Corporation	44,183
3,100	Mimecast Ltd.(a),(b)	246,543
600	Momentive Global, Inc.(b)	9,432
1,324	N-Able, Inc.(a),(b)	15,319
679	nCino, Inc.(a),(b)	31,186
5,200	Nuance Communications, Inc.(a),(b)	288,703
913	Nutanix, Inc.(a),(b)	24,377
529	Paycor HCM, Inc.(b)	14,849
263	Paylocity Holding Corporation(a),(b)	55,872
49	Paymentus Holdings, Inc.(b)	1,129
935	Phreesia, Inc.(a),(b)	28,789
1,149	Ping Identity Holding Corporation(a),(b)	24,175
112	Privia Health Group, Inc.(b)	2,883
50	Procore Technologies, Inc.(b)	3,260
1,231	PROS Holdings, Inc.(a),(b)	39,121
842	Sailpoint Technologies Holdings, Inc.(a),(b)	34,834
198	Signify Health, Inc.(b)	2,782
395	Sprinklr, Inc.(b)	4,740
445	Sprout Social, Inc.(a),(b)	28,974
1,446	Tenable Holdings, Inc.(a),(b)	80,051
425	Vertex, Inc.(a),(b)	5,920
6,181	Zeta Global Holdings Corporation(a),(b)	80,415
		1,834,237
	SPECIALTY FINANCE - 0.3%
48	Flywire Corporation(b)	1,299
2,004	International Money Express, Inc.(a),(b)	32,184
		33,483
	TECHNOLOGY HARDWARE - 0.2%
899	Pure Storage, Inc.(a),(b)	23,320

See accompanying notes to financial statements.

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 65.7% (Continued)
	TECHNOLOGY SERVICES - 4.0%
641	Repay Holdings Corporation(a),(b)	$11,070
1,192	S&P Global, Inc.	447,820
751	Shift4 Payments, Inc.(a),(b)	39,540
91	WEX, Inc.(a),(b)	15,334
		513,764
	TELECOMMUNICATIONS - 1.3%
2,011	GDS Holdings Ltd. - ADR(b)	89,530
9,173	NEXTDC Ltd.(b)	70,808
200	Vonage Holdings Corporation(b)	4,064
		164,402
	TIMBER REIT - 0.8%
6,316	CatchMark Timber Trust, Inc.	48,381
1,402	Weyerhaeuser Company	54,510
		102,891
	TRANSPORTATION & LOGISTICS - 1.2%
3,360	AFC Gamma, Inc.(a)	66,360
1,128	CryoPort, Inc.(a),(b)	38,724
987	Knight-Swift Transportation Holdings, Inc.(a)	53,772
		158,856
	TRANSPORTATION EQUIPMENT - 0.0%(c)
100	Meritor, Inc.(b)	3,561

	WHOLESALE - DISCRETIONARY - 0.2%
854	IAA, Inc.(a),(b)	31,376

	TOTAL COMMON STOCKS (Cost $8,508,812)	8,368,343

	EXCHANGE-TRADED FUNDS — 4.0%
	EQUITY - 0.4%
1	ProShares UltraPro Short S&P 500(b)	15
3,001	ProShares UltraShort Russell2000(b)	45,015
		45,030

See accompanying notes to financial statements.

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 4.0% (Continued)
	FIXED INCOME - 3.6%
15,000	Invesco Senior Loan ETF			$326,550
1	iShares 0-5 Year High Yield Corporate Bond ETF			44
1	iShares Preferred & Income Securities ETF			36
7,001	ProShares UltraShort 20+ Year Treasury(b)			130,219
				456,849

	TOTAL EXCHANGE-TRADED FUNDS (Cost $520,336)			501,879

	OPEN END FUNDS — 5.4%
	FIXED INCOME - 5.4%
63,495	Easterly Income Opportunities Fund, Class R6(d)			684,479

	TOTAL OPEN END FUNDS (Cost $708,437)			684,479

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 1.6%
	METALS & MINING — 1.6%
200,000	Taseko Mines Ltd.(e)	7.0000	02/15/26	200,229

	TOTAL CORPORATE BONDS (Cost $205,355)			200,229

	TOTAL INVESTMENTS - 86.6% (Cost $11,207,919)			$11,009,844
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.4%			1,701,459
	NET ASSETS - 100.0%			$12,711,303

See accompanying notes to financial statements.

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — (6.6)%
	ASSET MANAGEMENT - (0.3)%
(300)	Raymond James Financial, Inc.	$(32,895)

	BANKING - (1.6)%
(950)	Citizens Financial Group, Inc.	(49,799)
(709)	M&T Bank Corporation	(129,201)
(288)	SouthState Corporation	(25,920)
(2)	Webster Financial Corporation	(120)
		(205,040)
	BIOTECH & PHARMA - (0.1)%
(1,597)	Sinovac Biotech Ltd. (f)	(10,333)

	ENTERTAINMENT CONTENT - 0.0% (a)
(38)	Take-Two Interactive Software, Inc.	(6,156)

	HEALTH CARE REIT - (0.1)%
(300)	Healthcare Realty Trust, Inc.	(7,824)

	INSURANCE - (0.4)%
(193)	Aon PLC	(56,383)

	LEISURE FACILITIES & SERVICES - (0.1)%
(300)	Scientific Games Corporation	(18,876)

	OIL & GAS PRODUCERS - (0.3)%
(1,437)	BP PLC - ADR(b)	(41,975)

	SEMICONDUCTORS - (0.2)%
(364)	II-VI, Inc.	(25,283)

	TECHNOLOGY SERVICES - (3.5)%
(1,190)	S&P Global, Inc.	(447,083)

See accompanying notes to financial statements.

EASTERLY MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — (7.4)%
	EQUITY - (7.4)%
(1,602)	iShares Russell 2000 ETF, EQUITY	$(325,719)
(2,361)	iShares Russell 2000 Growth ETF	(602,362)
		(928,081)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $1,318,659)	$(1,779,929)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	All or a portion of security segregated as collateral for short sales.

(b)	Non-income producing security.

(c)	Percentage rounds to less than 0.1%.

(d)	Affiliated investment.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2022 the total market value of 144A securities is 200,229 or 1.6% of net assets.

(f)	The value of this security has been determined in good faith under policies of the Board of Trustees.

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 88.8%
	EQUITY - 88.8%
111,000	SPDR S&P 500 ETF Trust(a)					$48,465,930

	TOTAL EXCHANGE-TRADED FUNDS (Cost $39,111,475)					48,465,930

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 4.4%
	PUT OPTIONS PURCHASED - 4.4%
15	S&P 500 Index	PER	03/04/2022	$4,410	$6,560,910	110,775
135	S&P 500 Index	PER	03/04/2022	4,480	59,048,190	1,624,050
100	S&P 500 Index	PER	03/18/2022	4,250	43,739,400	652,000
	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,464,810)					2,386,825

	TOTAL INVESTMENTS - 93.2% (Cost $40,576,285)					$50,852,755
	CALL OPTIONS WRITTEN - (0.7)% (Proceeds - $253,985)					(387,525)
	PUT OPTIONS WRITTEN - (1.1)% (Proceeds - $507,578)					(577,925)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.6%					4,685,360
	NET ASSETS - 100.0%					$54,572,665

		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (0.7)%
	CALL OPTIONS WRITTEN- (0.7)%
50	SPDR S&P 500 ETF Trust	PER	03/11/2022	$435	$2,183,150	$44,675
150	SPDR S&P 500 ETF Trust	PER	03/18/2022	435	6,549,450	162,675
400	SPDR S&P 500 ETF Trust	PER	03/18/2022	448	17,465,200	163,400
50	SPDR S&P 500 ETF Trust	PER	03/18/2022	450	2,183,150	16,775
	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $253,985)					387,525

	WRITTEN INDEX OPTIONS - (1.1)%
	PUT OPTIONS WRITTEN - (1.1)%
15	S&P 500 Index	PER	03/04/2022	4,180	6,560,910	19,425
135	S&P 500 Index	PER	03/04/2022	4,255	59,048,190	310,500
100	S&P 500 Index	PER	03/18/2022	4,000	43,739,400	248,000
	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $507,578)					577,925

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

PER	- Pershing

(a)	All or a portion of this security is held as collateral for written options.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

	TOTAL RETURN SWAPS - (2.6) %
Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate (%)	Gain/(Loss)
$21,966,860	SPY SPDR SP 500 ETF Trust	47,000	Goldman Sachs	12/9/2022	Pay	0.0800	$(1,409,697)

*	Variable rate is Federal Funds Rate plus 0.55%

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2022

	Easterly	Easterly	Easterly	Easterly
	Global Macro	Global Real Estate	Multi Strategy	Hedged Equity
	Fund	Fund	Alternative Income	Fund
	(Consolidated)		Fund
Assets:
Investments in Affiliates, at cost	$2,646,499	$—	$708,437	$—
Investments in Unaffiliated securities, at cost	3,524,904	1,089,108,372	10,499,482	40,576,285
Total Investments, at cost	$6,171,403	$1,089,108,372	$11,207,919	$40,576,285

Investments Affiliates, at value	$2,577,745	$—	$684,479	$—
Investments in Unaffiliated securities, at value	3,462,343	901,467,821	10,325,365	50,852,755
Total Investments, at value	$6,040,088	$901,467,821	$11,009,844	50,852,755
Cash	339,963	1,382,606	3,295,490	8,037,006
Foreign Cash (Cost $19, $42,809, $0, $0)	19	42,487	—	—
Deposit at Broker	965,567	—	268,935	290,855
Unrealized appreciation on swaps	662,053	—	—	—
Receivable from manager	8,568	—	—	—
Interest and dividends receivable	109	1,151,923	7,605	—
Unrealized appreciation on forward currency contracts	8	—	—	—
Receivable for securities sold	—	2,306,746	34,976	429,645
Receivable for fund shares sold	—	613,714	—	15,054
Prepaid expenses and other assets	15,443	327,775	6,697	29,441
Total Assets	8,031,818	907,293,072	14,623,547	59,654,756

Liabilities:
Options written (premiums received $0, $0, $0, $0, $761,563)	—	—	—	965,450
Securities sold short (Proceeds $0, $0, $1,318,659, $0)	—	—	1,779,929	—
Foreign Cash Overdraft (cost $0, $0, $7,686, $0)	—	—	7,630	—
Trustee fees payable	6,220	6,464	6,755	5,262
Custody fees payable	3,410	32,795	11,383	1,685
Administration fees payable	3,403	163,998	4,528	19,947
Compliance officer fees payable	1,428	969	1,428	1,389
Payable for fund shares redeemed	526	1,183,791	—	139,606
Payable for distribution (12b-1) fees	259	217,470	176	1,613
Payable for securities purchased	—	3,668,819	63,294	2,488,839
Payable to manager	—	830,526	3,826	23,502
Unrealized depreciation on forward currency contracts	—	1,241	—	—
Unrealized depreciation on swaps	—	—	—	1,409,697
Dividend Payable	—	—	1,534	—
Accrued expenses and other liabilities	24,243	66,083	31,761	25,101
Total Liabilities	39,489	6,172,156	1,912,244	5,082,091

Net Assets	$7,992,329	$901,120,916	$12,711,303	$54,572,665

Net Assets:
Par value of shares of beneficial interest	$9,252	$500,871	$14,721	$53,309
Paid in capital	10,968,055	1,074,750,551	13,279,692	56,150,558
Accumulated losses	(2,984,978)	(174,130,506)	(583,110)	(1,631,202)
Net Assets	$7,992,329	$901,120,916	$12,711,303	$54,572,665

Net Asset Value Per Share
Class A
Net Assets		$117,302,917	$509,746	$1,555,040
Shares of beneficial interest outstanding		6,790,799	59,198	154,963
Net asset value, redemption price per share		$17.27	$8.61	$10.03
Offering price per share (maximum sales charge of 0.00%, 5.75%, 2.00% and 5.75%, respectively)		$18.32	$8.79	$10.64

Class C
Net Assets		$66,430,721	$14,096	$501,080
Shares of beneficial interest outstanding		3,825,420	1,690	50,578
Net asset value, offering price per share (a)		$17.37	$8.34	$9.91

Class I
Net Assets	$3,594,616	$685,961,151	$12,177,374	$36,337,263
Shares of beneficial interest outstanding	420,139	37,764,402	1,410,108	3,573,750
Net asset value, redemption price and offering price per share	$8.56	$18.16	$8.64	$10.17

Class R6
Net Assets	$4,397,713	$31,426,127	$10,087	$16,179,282
Shares of beneficial interest outstanding	505,107	1,706,505	1,141	1,551,656
Net asset value, redemption price and offering price per share	$8.71	$18.42	$8.84	$10.43

(a)	Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2022

	Easterly	Easterly	Easterly	Easterly
	Global Macro	Global Real Estate	Multi Strategy	Hedged Equity
	Fund	Fund	Alternative Income	Fund
	(Consolidated)		Fund
Investment Income:
Dividend income	$88,087	$10,763,815	$189,334	$308,894
Interest income	6	252	1,577	53
Dividend income from Affiliates	74,876	—	12,606	—
Less: Foreign withholding taxes	—	(169,829)	(866)	—
Total Investment Income	162,969	10,594,238	202,651	308,947

Operating Expenses:
Management fees	46,867	4,101,021	132,267	321,767
Distribution (12b-1) fees
Class A Shares	—	148,754	651	2,020
Class C Shares	—	359,073	74	2,999
Administration fees	23,149	314,949	22,793	40,897
Custodian fees	16,410	63,477	27,874	10,855
Registration fees	15,874	62,178	7,503	24,080
Legal fees	11,954	8,700	8,700	8,700
Audit fees	8,431	20,828	7,687	9,421
Trustees’ fees	6,962	6,962	6,962	6,962
Compliance officer fees	3,843	3,843	3,843	3,843
Printing and postage expense	3,809	80,926	4,324	11,505
Interest Expense	3,500	—	68,121	10,647
Shareholder servicing fees	3,162	291,643	164	25,613
Insurance expense	129	17,108	273	843
Dividend Expense	—	—	15,247	—
Miscellaneous expenses	2,123	1,488	1,488	1,488
Total Operating Expenses	146,213	5,480,950	307,971	481,640
Less: Expenses waived and/or reimbursed	(93,030)	(200,077)	(92,557)	(148,284)
Net Operating Expenses	53,183	5,280,873	215,414	333,356

Net Investment Income (Loss)	109,786	5,313,365	(12,763)	(24,409)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	108,904	34,491,952	581,895	643,183
Affiliated Investments	61,920	—	5,831	—
Securities sold short	—	—	(409,003)	—
Options purchased	(20,807)	—	—	(3,772,918)
Options written	30,302	—	—	4,481,789
Swaps	(3,066)	—	—	789,182
Net realized gain	177,253	34,491,952	178,723	2,141,236

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency transactions	(209,788)	(63,276,092)	(1,659,001)	(2,142,154)
Affiliated Investments	(146,245)	—	(23,958)	—
Options purchased	—	—	—	1,640,160
Options written	—	—	—	(494,097)
Securities sold short	—	—	641,022	—
Swaps	(206,389)	—	—	(1,409,697)
Net change in unrealized depreciation	(562,422)	(63,276,092)	(1,041,937)	(2,405,788)

Net Realized and Unrealized Loss on investments	(385,169)	(28,784,140)	(863,214)	(264,552)

Net Decrease in Net Assets Resulting From Operations	$(275,383)	$(23,470,775)	$(875,977)	$(288,961)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Easterly			Easterly
	Global Macro Fund			Global Real Estate Fund
	(Consolidated)
	Six Months Ended	Year Ended		Six Months Ended	Year Ended
	February 28, 2022	August 31, 2021		February 28, 2022	August 31, 2021
	(Unaudited)			(Unaudited)
Operations:
Net investment income	$109,786	$151,884		$5,313,365	$7,017,550
Net realized gain on investments, options, swaps and foreign currency transactions	177,253	333,792		34,491,952	66,259,354
Distribution of realized gains by underlying investment companies	—	1,542		—	—
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currency transactions	(562,422)	623,250		(63,276,092)	153,550,412
Net increase (decrease) in net assets resulting from operations	(275,383)	1,110,468		(23,470,775)	226,827,316

Distributions to Shareholders:
Total Distributions Paid:
Class A	—	—		(7,963,842)	(8,868,934)
Class C	—	—		(4,586,770)	(5,974,859)
Class I	(385,496)	—		(44,505,373)	(52,450,299)
Class R6	(506,914)	—		(2,093,691)	(3,011,924)
Total Dividends and Distributions to Shareholders	(892,410)	—		(59,149,676)	(70,306,016)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	—	548,771		11,205,832	26,087,332
Class C	—	—		2,591,854	6,482,935
Class I	146,688	1,554,963	*	123,711,349	176,356,375
Class R6	524,657	3,099,330		6,132,327	8,289,805
Reinvestment of dividends and distributions
Class A	—	—		6,912,921	6,959,103
Class C	—	—		3,875,002	4,645,136
Class I	322,255	—		29,857,851	32,278,948
Class R6	259,806	—		1,933,029	2,767,217
Cost of shares redeemed
Class A	—	(712,389	) *	(8,431,861)	(21,783,889)
Class C	—	(319,081	) *	(9,125,174)	(14,944,020)
Class I	(76,197)	(4,559,893)		(83,907,443)	(191,507,550)
Class R6	(763,950)	(1,311,366)		(5,781,207)	(17,301,151)

Net increase (decrease) in net assets from share transactions of beneficial interest	413,259	(1,699,665)		78,974,480	18,330,241

Total Decrease in Net Assets	(754,534)	(589,197)		(3,645,971)	174,851,541

Net Assets:
Beginning of year/period	8,746,863	9,336,060		904,766,887	729,915,346
End of year/period	$7,992,329	$8,746,863		$901,120,916	$904,766,887

Share Activity
Shares sold
Class A	—	58,507		609,805	1,447,209
Class C	—	—		138,616	358,950
Class I	15,943	163,382	*	6,422,993	9,640,463
Class R6	56,306	312,630		315,617	452,945
Shares Reinvested
Class A	—	—		381,499	410,411
Class C	—	—		212,462	272,684
Class I	36,871	—		1,568,912	1,821,853
Class R6	29,224	—		100,215	154,821
Shares Redeemed
Class A	—	(74,331	) *	(461,849)	(1,266,516)
Class C	—	(35,480	) *	(497,505)	(862,722)
Class I	(8,111)	(476,994)		(4,425,960)	(10,884,194)
Class R6	(82,625)	(138,280)		(304,419)	(929,981)
Net increase (decrease) in shares of beneficial interest	47,608	(190,566)		4,060,386	615,923

*	Share Transactions of Beneficial Interest and Share Activity include the Conversion of Class A and C shares into I shares as of the close of business March 19, 2021.

See accompanying notes to (consolidated) financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Easterly Multi Strategy		Easterly
	Alternative Income Fund		Hedged Equity Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	(12,763)	$117,207	$(24,409)	$(222,253)
Net realized gain (loss) on investments securities sold short, options and swaps	178,723	1,103,181	2,141,236	(1,183,378)
Distribution of realized gains by underlying investment companies	—	287	—	—
Net change in unrealized appreciation (depreciation) on investments	(1,041,937)	723,841	(2,405,788)	6,191,613
Net increase (decrease) in net assets resulting from operations	(875,977)	1,944,516	(288,961)	4,785,982

Distributions to Shareholders:
Total Distributions Paid:
Class A	(35,417)	(348)	(159,840)	(117,453)
Class C	(1,003)	(5,930)	(46,485)	(89,191)
Class I	(850,270)	(1,199,291)	(3,349,453)	(2,714,717)
Class R6	(812)	(45,105)	(1,728,423)	(509,805)
Total Dividends and Distributions to Shareholders	(887,502)	(1,250,674)	(5,284,201)	(3,431,166)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	61,512	486,620	146,308	816,869
Class C	—	9	58,000	114,916
Class I	30,000	158,369	9,721,436	11,255,894
Class R6	—	8,694	1,393,757	11,960,114
Reinvestment of dividends and distributions
Class A	31,955	348	148,171	108,960
Class C	1,003	5,930	41,686	89,191
Class I	850,067	1,199,158	1,869,684	1,582,085
Class R6	812	22,495	1,035,979	335,590
Cost of shares redeemed
Class A	—	(532)	(468,561)	(609,057)
Class C	(1,994)	(60,227)	(293,910)	(1,249,874)
Class I	(31,939)	(1,634,926)	(5,170,655)	(21,367,349)
Class R6	(18,090)	(760,026)	(2,428,573)	(4,461,045)
Net increase (decrease) in net assets from share transactions of beneficial interest	923,326	(574,088)	6,053,322	(1,423,706)

Total Increase (decrease) in Net Assets	(840,153)	119,754	480,160	(68,890)

Net Assets:
Beginning of year/period	13,551,456	13,431,702	54,092,505	54,161,395
End of year/period	$12,711,303	$13,551,456	$54,572,665	$54,092,505

Share Activity
Shares sold
Class A	6,240	49,006	13,101	74,276
Class C	—	1	5,409	11,320
Class I	3,009	16,478	924,929	1,039,218
Class R6	—	899	126,213	1,048,515
Shares Reinvested
Class A	3,541	37	14,344	10,558
Class C	114	652	4,083	8,813
Class I	93,321	128,283	178,746	151,541
Class R6	86	2,376	96,640	31,570
Shares Redeemed
Class A	—	(57)	(42,367)	(56,858)
Class C	(206)	(6,318)	(27,313)	(119,990)
Class I	(3,514)	(168,647)	(484,696)	(1,990,538)
Class R6	(1,782)	(77,343)	(223,502)	(399,153)
Net increase (decrease) in shares of beneficial interest	100,809	(54,633)	585,587	(190,728)

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Global Macro Fund (Consolidated)

	CLASS I

	Six Months Ended
	February 28,		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	2022		August 31,	August 31,		August 31,		August 31,	August 31,
	(Unaudited)		2021	2020		2019		2018	2017
Net Asset Value, Beginning of Year/Period	$9.89		$8.74	$9.95		$9.15		$9.16	$9.34
Income (Loss) from Investment Operations:
Net investment income (1)	0.11		0.17	0.13		0.09		0.10	0.03
Net realized and unrealized gain (loss)	(0.42)		0.98	(0.57)		0.71		(0.11)	(0.21)
Total from investment operations	(0.31)		1.15	(0.44)		0.80		(0.01)	(0.18)
Dividends and Distributions:
Dividends from net investment income	(1.02)		—	(0.77)		—		—	—
Distributions from return of capital	—		—	(0.00	) **	—		—	—
Total dividends and distributions	(1.02)		—	(0.77)		—		—	—
Redemption Fees	—		—	—		(0.00	) **	—	(0.00	) **
Net Asset Value, End of Year/Period	$8.56		$9.89	$8.74		$9.95		$9.15	$9.16
Total Return*	(3.32)%		13.16%	(4.58)%		8.74%		(0.11)%	(1.93)%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$3,595		$3,714	$6,020		$7,187		$6,849	$8,448
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	3.44	% (7)	2.80%	2.57%		2.46%		2.36%	2.36%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	1.57	% (7)	1.57%	1.45%		1.28%		1.30%	1.25%
Ratio of net investment income (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	2.27	% (7)	1.87%	1.50%		1.00%		1.03%	0.36%
Portfolio Turnover Rate	60	% (8)	145%	125%		133%		103%	83%

	CLASS R6
									For the Period
	Six Months Ended								August 17,
	February 28,		Year Ended	Year Ended		Year Ended		Year Ended	2017 (4) to
	2022		August 31,	August 31,		August 31,		August 31,	August 31,
	(Unaudited)		2021	2020		2019		2018	2017
Net Asset Value, Beginning of Year/Period	$10.02		$8.80	$9.97		$9.16		$9.17	$9.05
Income (Loss) from Investment Operations:
Net investment income (1)	0.13		0.18	0.18		0.10		0.13	0.00	**
Net realized and unrealized gain (loss)	(0.42)		1.04	(0.58)		0.71		(0.14)	0.12
Total from investment operations	(0.29)		1.22	(0.40)		0.81		(0.01)	0.12
Dividends and Distributions:
Dividends from net investment income	(1.02)		—	(0.77)		—		—	—
Distributions from realized gains	—		—	(0.00	) **	—		—	—
Total dividends and distributions	(1.02)		—	(0.77)		—		—	—
Redemption Fees	—		—	—		0.00	**	0.00 **	0.00	**
Net Asset Value, End of Year/Period	$8.71		$10.02	$8.80		$9.97		$9.16	$9.17
Total Return*	(3.07)%		13.86%	(4.15)%		8.84%		(0.11)%	1.33%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$4,398		$5,033	$2,885		$3,550		$4,636	$109
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5)	3.44	% (7)	2.89%	2.57%		2.41%		2.39%	2.36	% (7)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6)	1.02	% (7)	1.01%	0.98%		1.20%		1.30%	1.25	% (7)
Ratio of net investment income (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	2.82	% (7)	1.91%	1.97%		1.08%		1.39%	0.36	% (7)
Portfolio Turnover Rate	60	% (8)	145%	125%		133%		103%	83	% (8)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Macro Fund - Class I:

3.35	% (7)	2.72%	2.53%	2.43%	2.31%	2.36	% (7)

(3)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Macro Fund - Class I:

1.48	% (7)	1.49%	1.41%	1.25%	1.25%	1.25	% (7)

(4)	Commencement of offering.

(5)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Macro Fund - Class R6:

3.35	% (7)	2.81%	2.53%	2.38%	2.30%	2.36	% (7)

(6)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Macro Fund - Class R6:

0.93	% (7)	0.93%	0.94%	1.17%	1.20%	1.25	% (7)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Global Real Estate Fund

	CLASS A

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$18.94		$15.56	$17.81	$18.73	$18.98	$19.03
Income (Loss) from Investment Operations:
Net investment income (1)	0.09		0.11	0.19	0.09	0.33	0.27
Net realized and unrealized gain (loss)	(0.53)		4.85	(0.51)	0.65	1.22	1.51
Total from investment operations	(0.44)		4.96	(0.32)	0.74	1.55	1.78
Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.28)	(0.28)	(0.64)	(0.69)	(0.28)
Distributions from realized gains	(0.92)		(1.30)	(1.65)	(1.02)	(1.11)	(1.55)
Total dividends and distributions	(1.23)		(1.58)	(1.93)	(1.66)	(1.80)	(1.83)
Redemption Fees	—		—	—	—	—	0.00 **
Net Asset Value, End of Year/Period	$17.27		$18.94	$15.56	$17.81	$18.73	$18.98
Total Return*	(2.54)%		33.47%	(1.93)%	4.67%	8.75%	10.27%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$117,303		$118,587	$88,222	$104,815	$109,634	$94,239
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	1.34	% (6)	1.51%	1.60%	1.60%	1.62%	1.93%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	1.34	% (6)	1.51%	1.60%	1.60%	1.62%	1.92%
Ratio of net investment income (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	0.99	% (6)	0.64%	1.16%	0.52%	1.80%	1.46%
Portfolio Turnover Rate	81	% (7)	160%	187%	172%	204%	141%

	CLASS C

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$19.06		$15.68	$17.95	$18.89	$19.13	$19.15
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.02		(0.02)	0.07	(0.04)	0.20	0.13
Net realized and unrealized gain (loss)	(0.52)		4.89	(0.51)	0.65	1.22	1.54
Total from investment operations	(0.50)		4.87	(0.44)	0.61	1.42	1.67
Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.19)	(0.18)	(0.53)	(0.55)	(0.14)
Distributions from realized gains	(0.92)		(1.30)	(1.65)	(1.02)	(1.11)	(1.55)
Total dividends and distributions	(1.19)		(1.49)	(1.83)	(1.55)	(1.66)	(1.69)
Redemption Fees	—		—	—	—	—	0.00 **
Net Asset Value, End of Year/Period	$17.37		$19.06	$15.68	$17.95	$18.89	$19.13
Total Return*	(2.86)%		32.51%	(2.62)%	3.87%	7.90%	9.56%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$66,431		$75,701	$65,907	$80,048	$82,262	$73,602
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	2.09	% (6)	2.26%	2.35%	2.37%	2.37%	2.68%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	2.09	% (6)	2.26%	2.35%	2.37%	2.37%	2.61%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	0.25	% (6)	(0.11)%	0.42%	(0.25)%	1.06%	0.73%
Portfolio Turnover Rate	81	% (7)	160%	187%	172%	204%	141%

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class A:

1.34	% (6)	1.51%	1.60%	1.60%	1.62%	1.93%

(3)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class A:

1.34	% (6)	1.51%	1.60%	1.60%	1.62%	1.92%

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class C:

2.09	% (6)	2.26%	2.35%	2.37%	2.37%	2.68%

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class C:

2.09	% (6)	2.26%	2.35%	2.37%	2.37%	2.61%

(6)	Annualized for periods less than one year.

(7)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Global Real Estate Fund

	CLASS I

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$19.84		$16.19	$18.42	$19.29	$19.46	$19.42
Income (Loss) from Investment Operations:
Net investment income (1)	0.12		0.18	0.28	0.17	0.41	0.34
Net realized and unrealized gain (loss)	(0.55)		5.08	(0.54)	0.66	1.27	1.58
Total from investment operations	(0.43)		5.26	(0.26)	0.83	1.68	1.92
Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.31)	(0.32)	(0.68)	(0.74)	(0.33)
Distributions from realized gains	(0.92)		(1.30)	(1.65)	(1.02)	(1.11)	(1.55)
Total dividends and distributions	(1.25)		(1.61)	(1.97)	(1.70)	(1.85)	(1.88)
Redemption Fees	—		—	—	—	—	0.00	**
Net Asset Value, End of Year/Period	$18.16		$19.84	$16.19	$18.42	$19.29	$19.46
Total Return*	(2.40)%		34.06%	(1.51)%	5.06%	9.22%	10.82%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$685,961		$678,440	$544,432	$643,866	$591,437	$314,904
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	1.09	% (7)	1.26%	1.35%	1.33%	1.37%	1.68%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	1.04	% (7)	1.12%	1.19%	1.19%	1.19%	1.43%
Ratio of net investment income (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	1.28	% (7)	1.02%	1.68%	0.93%	2.13%	1.79%
Portfolio Turnover Rate	81	% (8)	160%	187%	172%	204%	141%

	CLASS R6
							For the Period
	Six Months Ended						August 17,
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	2017 (4) to
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$20.09		$16.35	$18.55	$19.35	$19.46	$19.30
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.13		0.22	0.31	0.22	0.42	(0.36)
Net realized and unrealized gain (loss)	(0.55)		5.13	(0.54)	0.69	1.32	0.52
Total from investment operations	(0.42)		5.35	(0.23)	0.91	1.74	0.16
Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.31)	(0.32)	(0.69)	(0.74)	—
Distributions from realized gains	(0.92)		(1.30)	(1.65)	(1.02)	(1.11)	—
Total dividends and distributions	(1.25)		(1.61)	(1.97)	(1.71)	(1.85)	—
Redemption Fees	—		—	—	—	0.00 **	0.00	**
Net Asset Value, End of Year/Period	$18.42		$20.09	$16.35	$18.55	$19.35	$19.46
Total Return*	(2.32)%		34.29%	(1.32)%	5.44%	9.54%	0.83%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$31,426		$32,039	$31,355	$12,238	$21,284	$285
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5)	1.09	% (7)	1.26%	1.36%	1.33%	1.37%	1.68	% (7)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6)	0.94	% (7)	0.97%	1.00%	0.88%	0.90%	1.19	% (7)
Ratio of net investment income (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	1.38	% (7)	1.18%	1.86%	1.20%	2.23%	1.79	% (7)
Portfolio Turnover Rate	81	% (8)	160%	187%	172%	204%	141	% (8)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class I:

1.09	% (7)	1.26%	1.35%	1.33%	1.37%	1.68	% (7)

(3)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class I:

1.04	% (7)	1.12%	1.19%	1.19%	1.19%	1.43	% (7)

(4)	Commencement of offering.

(5)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class R6:

1.09	% (7)	1.26%	1.36%	1.33%	1.37%	1.68	% (7)

(6)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Global Real Estate Fund - Class R6:

0.94	% (7)	0.97%	1.00%	0.88%	0.90%	1.19	% (7)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Multi Strategy Alternative Income Fund

	CLASS A

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$9.87		$9.40	$9.07	$9.59	$8.85	$9.07
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.02)		0.43	0.01	0.03	(0.01)	(0.02)
Net realized and unrealized gain (loss)	(0.60)		0.91	0.57	(0.22)	1.10	0.16
Total from investment operations	(0.62)		1.34	0.58	(0.19)	1.09	0.14
Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.19)	(0.25)	(0.18)	—	—
Distributions from realized gains	(0.57)		(0.68)	—	—	—	(0.20)
Distributions from return of capital	—		—	—	(0.15)	(0.35)	(0.16)
Total dividends and distributions	(0.64)		(0.87)	(0.25)	(0.33)	(0.35)	(0.36)
Net Asset Value, End of Year/Period	$8.61		$9.87	$9.40	$9.07	$9.59	$8.85
Total Return*	(6.60)%		14.90%	6.66%	(1.92)%	12.62%	1.53%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$510		$488	$4	$69	$78	$99
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	4.90	% (6)	4.55%	4.75%	4.78%	4.35%	4.03%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	3.50	% (6)	3.46%	3.22%	3.39%	3.63%	3.51%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(0.44	)%(6)	4.26%	0.25%	0.28%	(0.13)%	(0.25)%
Portfolio Turnover Rate	103	% (7)	229%	185%	414%	183%	118%

	CLASS C

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$9.61		$9.21	$8.90	$9.42	$8.69	$8.96
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.05)		(0.02)	(0.06)	(0.04)	(0.07)	(0.09)
Net realized and unrealized gain (loss)	(0.59)		1.24	0.57	(0.23)	1.08	0.17
Total from investment operations	(0.64)		1.22	0.51	(0.27)	1.01	0.08
Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.14)	(0.20)	(0.14)	—	—
Distributions from realized gains	(0.57)		(0.68)	—	—	—	(0.20)
Distributions from return of capital	—		—	—	(0.11)	(0.28)	(0.15)
Total dividends and distributions	(0.63)		(0.82)	(0.20)	(0.25)	(0.28)	(0.35)
Net Asset Value, End of Year/Period	$8.34		$9.61	$9.21	$8.90	$9.42	$8.69
Total Return*	(6.95)%		13.86%	5.89%	(2.72)%	11.88%	0.79%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$14		$17	$69	$188	$270	$318
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	5.65	% (6)	5.30%	5.50%	5.53%	5.11%	4.79%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	4.25	% (6)	4.21%	3.97%	4.14%	4.38%	4.26%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(1.17	)%(6)	(0.24)%	(0.61)%	(0.50)%	(0.84)%	(1.03)%
Portfolio Turnover Rate	103	% (7)	229%	185%	414%	183%	118%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class A:

3.63	% (6)	3.33%	3.77%	3.80%	3.47%	3.27%

(3)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class A:

2.23	% (6)	2.24%	2.24%	2.41%	2.75%	2.75%

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class C:

4.38	% (6)	4.08%	4.52%	4.53%	4.23%	4.03%

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class C:

2.98	% (6)	2.99%	2.99%	3.17%	3.50%	3.50%

(6)	Annualized for periods less than one year.

(7)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Multi Strategy Alternative Income Fund

	CLASS I

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$9.88		$9.41	$9.10	$9.62	$8.88	$9.09
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		0.08	0.03	0.05	0.01	—
Net realized and unrealized gain (loss)	(0.59)		1.28	0.57	(0.22)	1.10	0.16
Total from investment operations	(0.60)		1.36	0.60	(0.17)	1.11	0.16
Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.21)	(0.29)	(0.19)	—	(0.00	) **
Distributions from realized gains	(0.57)		(0.68)	—	—	—	(0.20)
Distributions from return of capital	—		—	—	(0.16)	(0.37)	(0.17)
Total dividends and distributions	(0.64)		(0.89)	(0.29)	(0.35)	(0.37)	(0.37)
Net Asset Value, End of Year/Period	$8.64		$9.88	$9.41	$9.10	$9.62	$8.88
Total Return*	(6.37)%		15.14%	6.90%	(1.66)%	12.88%	1.75%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$12,177		$13,018	$12,625	$11,815	$12,034	$13,380
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	4.65	% (7)	4.30%	4.50%	4.53%	4.11%	3.78%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	3.25	% (7)	3.21%	2.97%	3.14%	3.38%	3.26%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(0.18	)%(7)	0.81%	0.32%	0.52%	0.14%	(0.02)%
Portfolio Turnover Rate	103	% (8)	229%	185%	414%	183%	118%

	CLASS R6
							For the Period
	Six Months Ended						August 17,
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	2017 (4) to
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$10.07		$9.54	$9.17	$9.67	$8.87	$8.73
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.03		0.12	0.07	0.07	0.06	(0.01)
Net realized and unrealized gain (loss)	(0.62)		1.30	0.59	(0.22)	1.11	0.15
Total from investment operations	(0.59)		1.42	0.66	(0.15)	1.17	0.14
Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.21)	(0.29)	(0.19)	—	—
Distributions from realized gains	(0.57)		(0.68)	—	—	—	—
Distributions from return of capital	—		—	—	(0.16)	(0.37)	—
Total dividends and distributions	(0.64)		(0.89)	(0.29)	(0.35)	(0.37)	—
Net Asset Value, End of Year/Period	$8.84		$10.07	$9.54	$9.17	$9.67	$8.87
Total Return*	(6.15)%		15.59%	7.51%	(1.44)%	13.59%	1.60%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$10		$29	$734	$1,511	$3,206	$89
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5)	4.65	% (7)	4.30%	4.50%	4.45%	4.34%	3.78	% (7)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6)	2.75	% (7)	2.71%	2.47%	2.87%	3.08%	3.26	% (7)
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	0.59	% (7)	1.26%	0.87%	0.75%	0.66%	(0.02	)%(7)
Portfolio Turnover Rate	103	% (8)	229%	185%	414%	183%	118	% (8)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class I:

3.38	% (7)	3.08%	3.52%	3.55%	3.23%	3.02	% (7)

(3)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class I:

1.98	% (7)	1.99%	1.99%	2.16%	2.50%	2.50	% (7)

(4)	Commencement of offering.

(5)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class R6:

3.38	% (7)	3.08%	3.52%	3.47%	3.34%	3.02	% (7)

(6)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Multi Strategy Alternative Fund - Class R6:

1.48	% (7)	1.49%	1.49%	1.89%	2.09%	2.50	% (7)

(7)	Annualized for periods less than one year.

(8)	Not annualized.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Hedged Equity Fund

	CLASS A

	Six Months Ended
	February 28,		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	2022		August 31,	August 31,		August 31,		August 31,	August 31,
	(Unaudited)		2021	2020		2019		2018	2017
Net Asset Value, Beginning of Year/Period	$11.18		$10.83	$10.42		$10.80		$10.33	$9.94
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.02)		(0.08)	(0.05)		(0.13)		(0.11)	(0.08)
Net realized and unrealized gain (loss)	(0.03)		1.17	0.72		0.75		0.81	0.46
Total from investment operations	(0.05)		1.09	0.67		0.62		0.70	0.38
Dividends and Distributions:
Dividends from net investment income	(1.10)		(0.74)	—		(0.31)		(0.23)	—
Distributions from realized gains	—		—	(0.26)		(0.69)		—	—
Total dividends and distributions	(1.10)		(0.74)	(0.26)		(1.00)		(0.23)	—
Redemption Fees	—		—	—		—		—	0.01
Net Asset Value, End of Year/Period	$10.03		$11.18	$10.83		$10.42		$10.80	$10.33
Total Return*	(0.77)%		10.67%	6.56%		6.26%		6.91%	3.92%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,555		$1,899	$1,537		$519		$230	$373
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	2.03	% (6)	2.04%	2.07%		2.22%		2.70%	3.20%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	1.56	% (6)	2.04%	2.01%		2.20%		2.76%	2.67%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(0.39	)%(6)	(0.73)%	(0.44)%		(1.28)%		(1.04)%	(0.81)%
Portfolio Turnover Rate	11	% (7)	44%	173%		245%		84%	11%

	CLASS C

	Six Months Ended
	February 28,		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	2022		August 31,	August 31,		August 31,		August 31,	August 31,
	(Unaudited)		2021	2020		2019		2018	2017
Net Asset Value, Beginning of Year/Period	$10.90		$10.57	$10.28		$10.66		$10.21	$9.89
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.06)		(0.14)	(0.14)		(0.18)		(0.19)	(0.15)
Net realized and unrealized gain	(0.03)		1.12	0.69		0.72		0.81	0.46
Total from investment operations	(0.09)		0.98	0.55		0.54		0.62	0.31
Dividends and Distributions:
Dividends from net investment income	(0.90)		(0.65)	—		(0.23)		(0.17)	—
Distributions from realized gains	—		—	(0.26)		(0.69)		—	—
Total dividends and distributions	(0.90)		(0.65)	(0.26)		(0.92)		(0.17)	—
Redemption Fees	—		—	—		—		—	0.01
Net Asset Value, End of Year/Period	$9.91		$10.90	$10.57		$10.28		$10.66	$10.21
Total Return*	(1.05)%		9.77%	5.47	% +	5.51	% +	6.11%	3.24%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$501		$746	$1,781		$524		$322	$307
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	2.78	% (6)	2.68%	2.81%		2.96%		3.45%	3.94%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	2.31	% (6)	2.68%	2.94%		2.96%		3.51%	3.42%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(1.06	)%(6)	(1.31)%	(1.36)%		(1.74)%		(1.83)%	(1.52)%
Portfolio Turnover Rate	11	% (7)	44%	173%		245%		84%	11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:

1.99	% (6)	1.99%	2.05%	2.19%	2.39%	2.98%

(3)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:

1.52	% (6)	1.99%	1.99%	2.17%	2.45%	2.45%

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:

2.74	% (6)	2.63%	2.79%	2.93%	3.14%	3.72%

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:

2.27	% (6)	2.63%	2.92%	2.93%	3.20%	3.20%

(6)	Annualized for periods less than one year.

(7)	Not annualized.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)
Easterly Hedged Equity Fund

	CLASS I

	Six Months Ended
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$11.33		$10.96	$10.53	$10.90	$10.41	$9.98
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.01)		(0.06)	(0.03)	(0.10)	(0.06)	(0.04)
Net realized and unrealized gain (loss)	(0.03)		1.19	0.72	0.76	0.82	0.47
Total from investment operations	(0.04)		1.13	0.69	0.66	0.76	0.43
Dividends and Distributions:
Dividends from net investment income	(1.12)		(0.76)	—	(0.34)	(0.27)	(0.01)
Distributions from realized gains	—		—	(0.26)	(0.69)	—	—
Total dividends and distributions	(1.12)		(0.76)	(0.26)	(1.03)	(0.27)	(0.01)
Redemption Fees	—		—	—	—	—	0.01
Net Asset Value, End of Year/Period	$10.17		$11.33	$10.96	$10.53	$10.90	$10.41
Total Return*	(0.59)%		10.91%	6.69%	6.68%	7.40%	4.42%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$36,337		$33,478	$41,145	$19,673	$3,742	$4,705
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (3)	1.78	% (7)	1.84%	1.82%	1.99%	2.25%	2.96%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (4)	1.31	% (7)	1.84%	1.81%	1.86%	2.30%	2.21%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(0.17	)%(7)	(0.51)%	(0.29)%	(0.93)%	(0.61)%	(0.37)%
Portfolio Turnover Rate	11	% (8)	44%	173%	245%	84%	11%

	CLASS R6
							For the Period
	Six Months Ended						August 17,
	February 28,		Year Ended	Year Ended	Year Ended	Year Ended	2017 (4) to
	2022		August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year/Period	$11.58		$11.13	$10.64	$10.95	$10.38	$10.30
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.01		(0.02)	0.02	—	(0.01)	(0.08)
Net realized and unrealized gain (loss)	(0.04)		1.23	0.73	0.72	0.85	0.16
Total from investment operations	(0.03)		1.21	0.75	0.72	0.84	0.08
Dividends and Distributions:
Dividends from net investment income	(1.12)		(0.76)	—	(0.34)	(0.27)	—
Distributions from realized gains	—		—	(0.26)	(0.69)	—	—
Total dividends and distributions	(1.12)		(0.76)	(0.26)	(1.03)	(0.27)	—
Redemption Fees	—		—	—	—	0.00 **	0.00	**
Net Asset Value, End of Year/Period	$10.43		$11.58	$11.13	$10.64	$10.95	$10.38
Total Return*	(0.49)%		11.49%	7.19%	7.23%	8.21%	0.78%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$16,179		$17,970	$9,702	$13,365	$21,023	$369
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (5)	1.78	% (7)	1.84%	1.81%	1.94%	2.22%	2.96	% (7)
Ratio of net operating expenses (including dividend and interest expense) to average net assets (6)	1.05	% (7)	1.38%	1.36%	1.33%	1.62%	2.21	% (7)
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	0.13	% (7)	(0.20)%	0.16%	(0.03)%	(0.13)%	(0.37	)%(7)
Portfolio Turnover Rate	11	% (8)	44%	173%	245%	84%	11	% (8)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:

1.74	% (7)	1.79%	1.79%	1.95%	1.93%	2.74	% (7)

(3)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:

1.27	% (7)	1.79%	1.79%	1.82%	1.99%	1.99	% (7)

(4)	Commencement of operations.

(5)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:

1.74	% (7)	1.79%	1.78%	1.90%	1.89%	2.74	% (7)

(6)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:

1.01	% (7)	1.33%	1.34%	1.30%	1.29%	1.99	% (7)

(7)	Annualized for periods less than one year.

(8)	Not annualized

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2022 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Fund Trust (the “Trust”) was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open -end management investment company. The Trust currently consists of eight series. Easterly Funds LLC serves as the Funds’ advisor. These financial statements include the following four series:

Fund	Sub-Advisor
Easterly Global Macro Fund	n/a
Easterly Global Real Estate Fund	Ranger Global Real Estate Advisors, LLC
Easterly Multi Strategy Alternative Income Fund	Ranger Global Real Estate Advisors, LLC
Bullseye Asset Management LLC
Kellner Private Fund Management, LP
Lazard Asset Management LLC
Easterly Hedged Equity Fund	EAB Investment Group, LLC

Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent. Ultimus Fund Distributors, LLC (“NLD” or the “Distributor”) is the Trust’s Distributor.

The Easterly Global Macro Fund, the Easterly Global Real Estate Fund, the Easterly Multi Strategy Alternative Income Fund and the Easterly Hedged Equity Fund are diversified Funds.

Fund	Primary Objective
Easterly Global Macro	Attractive long-term risk-adjusted returns relative to traditional financial market indices
Easterly Global Real Estate	Total return through a combination of current income and capital appreciation
Easterly Multi Strategy Alternative Income	Long-term capital appreciation as its primary objective, with a secondary objective of providing income for its shareholders.
Easterly Hedged Equity	Capital appreciation

Currently, all Funds offer Class A, Class C, Class I shares and Class R6 shares with the exception of the Easterly Global Macro Fund which offers Class I and Class R6 Shares. Class A shares of Easterly Multi Strategy Alternative Income are offered at net asset value plus a maximum sales load of 2.00%. Class A shares of the Easterly Global Real Estate Investments Fund and the Easterly Hedged Equity Fund are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The Easterly Global Real Estate Fund uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2022 (Unaudited) (Continued)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2022, for the Funds’ assets and liabilities measured at fair value:

Easterly Global Macro Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,431,463	$—	$—	$3,431,463
Exchange Traded Notes	20,302	—	—	20,302
Open End Funds	2,588,323	—	—	2,588,323
Total	$6,040,088	$—	$—	$6,040,088

Derivatives
Total Return Swaps	$—	$662,053	$—	$662,053
Forward Currency Contracts	—	8	—	8
Total	$—	$662,061	$—	$662,061

Easterly Global Real Estate Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$470,130,925	$431,336,896	$—	$901,467,821
Total	$470,130,925	$431,336,896	$—	$901,467,821
Derivatives
Forward Currency Contracts	—	$(1,241)	—	$(1,241)

Easterly Multi Strategy Alternative Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Closed End Funds	$1,254,914	$—	$—	$1,254,914
Common Stock	8,368,343	—	—	8,368,343
Corporate Bonds	200,229	—	—	200,229
Exchange Traded Funds	501,879	—	—	501,879
Open End Funds	684,479	—	—	684,479
Total	$11,009,844	$—	$—	$11,009,844
Liabilities*
Securities Sold Short	$(1,769,596)	$—	$(10,333)	(1,779,929)
Total	$(1,769,596)	$—	$(10,333)	$(1,779,929)

Easterly Hedged Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$48,465,930	$—	$—	$48,465,930
Put Options Purchased	—	2,386,825	—	2,386,825
Total	$48,465,930	$2,386,825	$—	$50,852,755
Derivatives* - Liabilities
Call Options Written	$(387,525)	$—	$—	$(387,525)
Put Options Written	—	(577,925)	—	(577,925)
Total Return Swaps	—	(1,409,697)	—	(1,409,697)
Total	$(387,525)	$(1,987,622)	$—	$(2,375,147)

It is the Funds’ policy to recognize transfers into and out of Levels at the end of the reporting period.

*	Refer to the Schedules of Investments for industry or category classifications.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2022 (Unaudited) (Continued)

The following is a reconciliation for the Easterly Multi Strategy Alternative Income Fund for which Level 3 inputs were used in determining value:

	Beginning		Change in				Net transfers	Ending balance
	balance August	Total Realized	unrealized				in/(out) of	February 28,
	31, 2021	Gain/(Loss)	appreciation	Conversion	Net Purchases	Net Sales	Level 3	2022
Common Stock	$(10,333)	$—	$—	$—	$—	$—	$—	$(10,333)

Quantitative disclosures of unobservable inputs and assumptions used by Easterly Multi Strategy Alternative Income Fund are below:

Common Stock	Fair Value	Valuation Techniques	Unobservable Input
Sinovac Biotech Ltd.	$(10,333)	Last Price	Discount for lack of marketability

Consolidation of Subsidiary – James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Easterly Global Macro Fund includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the company’s law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The Easterly Global Macro Fund may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Easterly Global Macro Fund’s investments in the SPC is as follows:

		SPC Net Assets at	% of Fund Net Assets at
	Inception Date of SPC	February 28, 2022	February 28, 2022
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$384,903	4.82%

(b) Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Capital loss carry forwards, as of each Fund’s most recent tax year-ended August 31, 2021 (for the tax year ended December 31, 2020 for the Easterly Global Real Estate Fund), available to offset future capital gains, utilized capital gains, if any, are as follows:

			Capital Loss Carry Forward
	Short-Term	Long-Term	Utilized	Total
Easterly Global Macro Fund	742,034	1,106,761	242,125	1,848,795
Easterly Global Real Estate Fund	—	—	—	—
Easterly Multi Strategy Alternative Income Fund	—	—	—	—
Easterly Hedged Equity Fund	1,457,549	552,636	—	2,010,185
Easterly Hedged High Income Fund	—	2,392,621	—	2,392,621

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2019-2021 returns and expected to be taken in the Funds’ 2022 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended February 28, 2022, the Funds did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2022 (Unaudited) (Continued)

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Easterly Global Macro Fund	Annually	Annually
Easterly Global Real Estate Fund	Quarterly	Quarterly
Easterly Multi Strategy Alternative Income Fund	Quarterly	Annually
Easterly Hedged Equity Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds on an equal basis or another reasonable basis.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Market Disruptions Risk. The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Funds to lose value.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the marketplace and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of the Funds’ securities or other assets. Such impacts may adversely affect the performance of the Funds.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2022 (Unaudited) (Continued)

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Funds, LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Funds, LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to Easterly Funds, LLC monthly by each Fund and are computed daily as shown in the table below. The Funds’ subadvisors are paid by the manager, not the Funds.

(b) Pursuant to an operating expense limitation agreement between Easterly Funds, LLC and the Funds, Easterly Funds, LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Funds, LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through March 19, 2023.

							Management
							Fee Waived/
	Management	Expense Limitation					Expenses Reimbursed
Fund	Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 2/28/2022
Easterly Global Macro Fund	1.10%	N/A	N/A	1.48%	0.93%	3/19/2023	$93,030
Easterly Global Real Estate Fund	0.90%	1.69%	2.37%	1.04%	0.94%	3/19/2023	200,077
Easterly Multi Strategy Alternative Income Fund	2.00%	2.23%	2.98%	1.98%	1.48%	3/19/2023	92,557
Easterly Hedged Equity Fund*	1.20%	1.50%	2.25%	1.25%	0.99%	3/19/2023	148,284

*	Prior to September 7, 2021 the expense limitation was as 1.99%, 3.00%, 1.79% and 1.34% for Class A, Class C, Class I and Class R6, respectively. The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	8/31/2022	8/31/2023	8/31/2024
Easterly Global Macro Fund	$99,260	$129,870	$122,020
Easterly Global Real Estate Fund	808,019	1,158,275	951,023
Easterly Multi Strategy Alternative Income Fund	176,432	205,534	154,226
Easterly Hedged Equity Fund	117,016	52,139	44,773

(c) Ultimus Fund Distributors, LLC (“UFD”) is the Trust’s Distributor. The Trust with respect to the Funds has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Funds. The Plan provides that the Funds will pay UFD and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Funds’ Class C shares. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.

For the six months ended, February 28, 2022, UFD received sales charges on sales of the Funds’ Class A shares.

UFD Sales Charges
Fund	Class A
Easterly Global Real Estate Fund	$345,842
Easterly Hedged Equity Fund	1,704

For the six months ended February 28, 2022 CDSC fees were as follows.

CDSC Fees
Fund	Class C
Easterly Global Real Estate Fund	$782

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2022 (Unaudited) (Continued)

(e) Affiliated Investments — The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor. Companies which are affiliates of the Funds at February 28, 2022, are noted in the Fund’s Schedule of Investments.

					Change in
					Unrealized
	Value at			Realized Gain	Appreciation		Value at	Shares at
Affiliated Holding	8/31/2021	Purchases	Sales	(Loss)	(Depreciation)	Income	2/28/2022	8/31/2021
Easterly Global Macro Fund
Easterly Hedged Equity Fund, CL R6	$183,999	$17,860	—	—	$(18,756)	$17,860	$183,103	17,555
Easterly Income Opportunities Fund, Cl R6	2,903,195	77,537	(520,521)	61,920	(127,489)	57,016	2,394,642	222,136
Easterly Multi Strategy Alternative Income Fund
Easterly Income Opportunities Fund, Cl R6	—	718,557	(15,951)	5,831	(23,958)	12,606	684,479	63,495

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

3.	INVESTMENT TRANSACTIONS

(a) For the six months ended February 28, 2022, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchases	Sales
Easterly Global Macro Fund	3,888,024	4,199,714
Easterly Global Real Estate Fund	774,766,612	735,275,043
Easterly Multi Strategy Alternative Income Fund	9,937,463	10,161,437
Easterly Hedged Equity Fund	5,825,990	5,081,117

(b) Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchase option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

Certain Funds may write covered call options. This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Funds may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

(c) Certain Funds may enter into futures contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2022 (Unaudited) (Continued)

contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

(d) Certain Funds may enter into foreign currency exchange contracts. Because various Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(e) Swap Agreements – Certain funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

(f) Short Sales – Certain funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

(g) Other Investment Companies or Exchange Traded Funds – Certain Funds may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2022 (Unaudited) (Continued)

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at February 28, 2022, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Esaterly Global Macro Fund
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency contracts	$1,672
	Forward Exchange Contracts	Foreign Exchange	Unrealized depreciation on forward currency exchange contracts	(1,664)
	Swap Contracts	Equity	Unrealized appreciation on swaps	662,053
			Total	$662,061
Easterly Global Real Estate Fund
	Forward Exchange Contracts	Foreign Exchange	Unrealized depreciation on forward currency exchange contracts	$(1,241)
			Total	$(1,241)
Easterly Hedged Equity Fund
	Put options purchased	Equity	Investments, at value	$2,386,825
	Call options written	Equity	Options written	(387,525)
	Put options written	Equity	Options written	(577,925)
	Swap Contracts	Equity	Unrealized depreciation on swaps	(1,409,697)
			Total	$11,678

The effect of derivative instruments on the Statements of Operations for the six months ended February 28, 2022, were as follows:

Realized and unrealized gain (loss)
Fund	Derivative	Location of gain (loss) on derivatives	Risk Type	on derivatives
Easterly Global Macro Fund
Swaps Contracts
Net realized loss on swaps
Equity	$(3,066)
Net change in unrealized depreciation on swaps
Equity	$(206,389)
Total	$(209,455)
Options
Net realized loss on options purchased
Equity	$(20,807)
Net realized gain on options written
Equity	$30,302
Total	$9,495
Forward Currency Contracts

Net realized gain on Investments and foreign currency translations
Foreign Exchange	$29
Net change in unrealized depreciation on investments and foreign currency transactions
Foreign Exchange	$(5,403)
Total	$(5,374)
Easterly Global Real Estate Fund
Forward Currency Contracts
Net realized gain on Investments and foreign currency translations
Foreign Exchange	$16,496
Net change in unrealized depreciation on investments and foreign currency transactions
Foreign Exchange	$(9,345)
Total	$7,151
Easterly Multi Strategy Alternative Income Fund
Forward Currency Contracts
Net realized gain from investments and foreign currency transactions
Foreign Exchange	$2,386
Net change in unrealized depreciation on investments and foreign currency transactions
Foreign Exchange	$(1,705)
Total	$681
Easterly Hedged Equity Fund
Options
Net realized loss on options purchased
Equity	$(3,772,918)
Net realized gain on options written
Equity	4,481,789
Total	$708,871
Net change in unrealized appreciation on options purchased
Equity	1,640,160
Net change in unrealized depreciation on options written
Equity	(494,097)
Total	$1,146,063
Swaps
Net realized gain on swaps
Equity	$789,182
Net change in unrealized depreciation on swaps
Equity	$(1,409,697)
Total	$(620,515)

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2022 (Unaudited) (Continued)

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at February 28, 2022, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Easterly Global Macro Fund	6,233,255	755,305	(286,411)	468,894
Easterly Global Real Estate Fund	1,089,675,232	14,913,953	(203,122,605)	(188,208,652)
Easterly Multi Strategy Alternative Income Fund	9,902,553	762,071	(1,434,709)	(672,638)
Easterly Hedged Equity Fund	39,484,937	10,639,516	(1,646,845)	8,992,671

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the periods ended August 31, 2021 and August 31, 2020 (for the period ended December 31, 2020 and December 31, 2019 for the Easterly Global Real Estate Fund) was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
8/31/2021	Income	Capital Gains	Capital	Total
Easterly Global Macro Fund	—	—	—	—
Easterly Global Real Estate Fund	73,730,837	—	—	73,730,837
Easterly Multi Strategy Alternative Income Fund	299,447	951,227	—	1,250,674
Easterly Hedged Equity Fund	3,431,166	—	—	3,431,166
Easterly Hedged High Income Fund	787,864	—	121,174	909,038

For fiscal year ended	Ordinary	Long-Term	Return of
8/31/2020	Income	Capital Gains	Capital	Total
Easterly Global Macro Fund	864,105	—	5,035	869,140
Easterly Global Real Estate Fund	98,979,566	—	—	98,979,566
Easterly Multi Strategy Alternative Income Fund	45,489	376,771	—	422,260
Easterly Hedged Equity Fund	1,016,443	124,780	—	1,141,223
Easterly Hedged High Income Fund	1,729,599	—	199,322	1,928,921

As of each of the Fund’s tax year-ended August 31, 2021 (except for the Easterly Global Real Estate Fund in which its December 31, 2020 components of distributable earnings have been adjusted for August 31, 2021 activity), the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Easterly Global Macro Fund	772,267	—	—	(1,848,795)	(903,529)	162,872	(1,817,185)
Easterly Global Real Estate Fund	33,267,347	161,379	—	—	—	(124,938,781)	(91,510,055)
Easterly Multi Strategy Alternative Income Fund	24,862	786,004	—	—	—	369,503	1,180,369
Easterly Hedged Equity Fund	5,283,529	—	(10,729,760)	(2,010,185)	(83)	11,398,459	3,941,960
Easterly Hedged High Income Fund	—	—	(1,704,106)	(2,392,621)	—	6,906	(4,089,821)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income and accumulated net realized gain from security transactions are primarily attributable to the tax deferral of losses on wash sales, adjustments for a wholly owned subsidiary, mark-to-market on open forward foreign currency contracts, swap contracts and passive foreign investment companies, adjustments for real estate investment trusts, partnerships and C-Corporations adjustments. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $4, $1,883 and $1,704 for Easterly Global Macro Fund, Easterly Global Real Estate Fund and Easterly Multi Strategy Alternative Income Fund, respectively.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds below incurred and elected to defer such capital losses as follows:

Post October
Losses
Easterly Global Macro Fund	—
Easterly Global Real Estate Fund	—
Easterly Multi Strategy Alternative Income Fund	—
Easterly Hedged Equity Fund	10,729,760
Easterly Hedged High Income Fund	1,704,106

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
Six Months Ended February 28, 2022 (Unaudited) (Continued)

6.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Easterly Global Macro Fund will be directly affected by the performance of the Easterly Income Opportunities Fund. The Fund seeks to provide a high level of risk-adjusted current income and capital appreciation with a secondary objective of capital appreciation. The financial statements of the Easterly Income Opportunities Fund, including the schedule of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 28, 2022, the percentage of net assets invested in the Easterly Income Opportunities Fund was 30.0%.

The performance of the Easterly Hedged Equity Fund will be directly affected by the performance of the SPDR S&P 500 ETF Trust. The Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The financial statements of the SPDR S&P 500 ETF Trust, including the schedule of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 28, 2022, the percentage of net assets invested in the SPDR S&P 500 ETF Trust was 88.8%.

7.	BENEFICIAL OWNERSHIP (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of February 28, 2022, the below entities held more than 25% of the voting securities for each of the Funds listed.

		National	The Dennis &
	Denis	Financial	Britta Nayden
	Nayden	Services *	Gifting Trust
Easterly Global Macro Fund	27.59%	54.62%	—
Easterly Multi Strategy Alternative Income Fund	59.38%	—	27.81%
Easterly Hedged Equity Fund	—	50.39%	—

*	Comprised of multiple investors and accounts

8.	NEW REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19,2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following. Effective March 1, 2022, pursuant to an operating expense limitation agreement between Easterly Funds LLC and the Easterly Multi Strategy Alternative Income Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, Class I, and Class R6 do not exceed 1.98%, 2.73%, 1.73%, and 1.48%, respectively. The expense limitation agreement for Class A, Class C, Class I, and Class R6 shares will be in effect through March 19, 2023.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2021, through February 28, 2022.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 9/1/2021	Value - 2/28/2022	09/1/2021-2/28/2022*	[Annualized]
Actual Expenses:
Easterly Global Macro Fund - Class I	$1,000.00	$966.80	$7.22	1.48%
Easterly Global Macro Fund - Class R6	$1,000.00	$969.30	$4.80	0.98%
Easterly Global Real Estate Investments Fund - Class A	$1,000.00	$974.60	$6.57	1.34%
Easterly Global Real Estate Investments Fund - Class C	$1,000.00	$971.40	$10.23	2.09%
Easterly Global Real Estate Investments Fund - Class I	$1,000.00	$976.00	$5.10	1.04%
Easterly Global Real Estate Investments Fund - Class R6	$1,000.00	$976.80	$4.61	0.94%
Easterly Multi Strategy Alternative Income Fund - Class A	$1,000.00	$934.00	$10.69	2.23%
Easterly Multi Strategy Alternative Income Fund - Class C	$1,000.00	$930.50	$14.17	2.96%
Easterly Multi Strategy Alternative Income Fund - Class I	$1,000.00	$936.30	$9.51	1.98%
Easterly Multi Strategy Alternative Income Fund - Class R6	$1,000.00	$938.50	$7.09	1.48%
Easterly Hedged Equity Fund - Class A	$1,000.00	$992.30	$7.52	1.52%
Easterly Hedged Equity Fund - Class C	$1,000.00	$989.50	$11.22	2.27%
Easterly Hedged Equity Fund - Class I	$1,000.00	$994.10	$6.28	1.27%
Easterly Hedged Equity Fund - Class R6	$1,000.00	$995.10	$4.98	1.01%

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical [5% Return Before Expenses]	Value - 9/1/2021	Value - 2/28/2022	09/1/2021-2/28/2022*	[Annualized]
Easterly Global Macro Fund - Class I	$1,000.00	$1,017.46	$7.40	1.48%
Easterly Global Macro Fund - Class R6	$1,000.00	$1,019.92	$4.92	0.98%
Easterly Global Real Estate Investments Fund - Class A	$1,000.00	$1,018.14	$6.71	1.34%
Easterly Global Real Estate Investments Fund - Class C	$1,000.00	$1,014.42	$10.45	2.09%
Easterly Global Real Estate Investments Fund - Class I	$1,000.00	$1,019.63	$5.21	1.04%
Easterly Global Real Estate Investments Fund - Class R6	$1,000.00	$1,020.13	$4.71	0.94%
Easterly Multi Strategy Alternative Income Fund - Class A	$1,000.00	$1,013.74	$11.13	2.23%
Easterly Multi Strategy Alternative Income Fund - Class C	$1,000.00	$1,010.12	$14.75	2.96%
Easterly Multi Strategy Alternative Income Fund - Class I	$1,000.00	$1,014.98	$9.89	1.98%
Easterly Multi Strategy Alternative Income Fund - Class R6	$1,000.00	$1,017.48	$7.38	1.48%
Easterly Hedged Equity Fund - Class A	$1,000.00	$1,017.24	$7.62	1.52%
Easterly Hedged Equity Fund - Class C	$1,000.00	$1,013.52	$11.36	2.27%
Easterly Hedged Equity Fund - Class I	$1,000.00	$1,018.50	$6.35	1.27%
Easterly Hedged Equity Fund - Class R6	$1,000.00	$1,019.81	$5.04	1.01%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in reporting period).

PRIVACY NOTICE

JAMES ALPHA FUNDS TRUST

March 2021

FACTS	WHAT DOES JAMES ALPHA FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Alpha Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:		Does James Alpha Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.		YES	NO
For our marketing purposes - to offer our products and services to you.		YES	YES
For joint marketing with other financial companies.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.		NO	We don’t share
For nonaffiliates to market to you		NO	We don’t share

QUESTIONS?	Call (888) 814-8180

What we do:
How does James Alpha Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does James Alpha Funds Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● James Alpha Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● James Alpha Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● James Alpha Funds Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-833-999-2636 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Easterly Funds-SAR22

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	James Alpha Funds Trust

By (Signature and Title)
*	/s/ Darrell Crate
Darrell Crate, President and Chief Executive Officer

Date	5/5/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*	/s/ Michael Montague
Michael Montague, Treasurer and Principal Financial Officer

Date	5/5/22

By (Signature and Title)
*	/s/ Darrell Crate
Darrell Crate, President and Chief Executive Officer

Date	5/5/22

*	Print the name and title of each signing officer under his or her signature.